Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2024

	Shares	Value
COMMON STOCKS† - 0.6%
Consumer, Non-cyclical - 0.2%
Endo, Inc.*	68,571	$ 1,844,545
Cengage Learning Holdings II, Inc.*,††	11,126	193,036
Kellanova[1]	266	21,442
Universal Health Services, Inc. — Class B1	82	19,514
Altria Group, Inc.[1]	346	18,604
Moody's Corp.[1]	38	18,534
Philip Morris International, Inc.[1]	150	18,494
Equifax, Inc.[1]	60	18,428
PayPal Holdings, Inc.*,1	253	18,325
S&P Global, Inc.[1]	36	18,301
UnitedHealth Group, Inc.[1]	31	18,296
Tyson Foods, Inc. — Class A1	281	18,071
Corpay, Inc.*,1	57	17,986
McCormick & Company, Inc.[1]	223	17,847
HCA Healthcare, Inc.[1]	45	17,802
United Rentals, Inc.[1]	24	17,790
Regeneron Pharmaceuticals, Inc.*,1	15	17,770
Coca-Cola Co.[1]	245	17,755
Intuitive Surgical, Inc.*,1	36	17,735
Cintas Corp.[1]	22	17,713
MarketAxess Holdings, Inc.[1]	73	17,695
Kenvue, Inc.[1]	804	17,648
ResMed, Inc.[1]	72	17,641
Quest Diagnostics, Inc.[1]	111	17,424
Teleflex, Inc.[1]	71	17,407
Automatic Data Processing, Inc.[1]	63	17,382
Campbell Soup Co.[1]	348	17,303
Gilead Sciences, Inc.[1]	219	17,301
AbbVie, Inc.[1]	88	17,275
Colgate-Palmolive Co.[1]	162	17,253
Revvity, Inc.[1]	139	17,033
Amgen, Inc.[1]	51	17,025
Clorox Co.[1]	107	16,939
Bio-Rad Laboratories, Inc. — Class A*,1	50	16,866
Labcorp Holdings, Inc.[1]	73	16,782
General Mills, Inc.[1]	232	16,771
Conagra Brands, Inc.[1]	537	16,754
Viatris, Inc.[1]	1,381	16,683
Hologic, Inc.*,1	205	16,654
Waters Corp.*,1	48	16,625
IQVIA Holdings, Inc.*,1	66	16,602
Cooper Companies, Inc.*,1	157	16,600
Johnson & Johnson[1]	100	16,586
Bristol-Myers Squibb Co.[1]	331	16,534
Catalent, Inc.*,1	271	16,520
Corteva, Inc.[1]	288	16,502
Centene Corp.*,1	209	16,475
Keurig Dr Pepper, Inc.[1]	450	16,474
DaVita, Inc.*,1	109	16,450
Boston Scientific Corp.*,1	200	16,358
Eli Lilly & Co.[1]	17	16,320
Cigna Group[1]	45	16,281
Incyte Corp.*,1	247	16,218
Medtronic plc[1]	183	16,210
Danaher Corp.[1]	60	16,159
STERIS plc[1]	67	16,154
Elevance Health, Inc.[1]	29	16,150
Cardinal Health, Inc.[1]	143	16,119
Kraft Heinz Co.[1]	454	16,085
PepsiCo, Inc.[1]	93	16,078
Pfizer, Inc.[1]	554	16,072
Thermo Fisher Scientific, Inc.[1]	26	15,992
Mondelez International, Inc. — Class A1	222	15,942
Kimberly-Clark Corp.[1]	110	15,913
Vertex Pharmaceuticals, Inc.*,1	32	15,869
Rollins, Inc.[1]	316	15,857
Sysco Corp.[1]	203	15,828
Verisk Analytics, Inc. — Class A1	58	15,824
Procter & Gamble Co.[1]	92	15,782
Zoetis, Inc.[1]	86	15,780
Global Payments, Inc.[1]	142	15,763
Becton Dickinson & Co.[1]	65	15,757
Molina Healthcare, Inc.*,1	45	15,741
Agilent Technologies, Inc.[1]	110	15,721
Solventum Corp.*,1	245	15,707
Archer-Daniels-Midland Co.[1]	257	15,674
Cencora, Inc. — Class A1	65	15,572
Abbott Laboratories[1]	137	15,518
Stryker Corp.[1]	43	15,498
Hormel Foods Corp.[1]	475	15,461
Henry Schein, Inc.*,1	219	15,450
Hershey Co.[1]	80	15,445
GE HealthCare Technologies, Inc.[1]	182	15,437
Insulet Corp.*,1	76	15,410
Quanta Services, Inc.[1]	56	15,407
Baxter International, Inc.[1]	404	15,328
Kroger Co.[1]	288	15,324
Humana, Inc.[1]	43	15,242
Zimmer Biomet Holdings, Inc.[1]	132	15,241
J M Smucker Co.[1]	132	15,138
Bunge Global S.A.[1]	149	15,106
Avery Dennison Corp.[1]	68	15,086
Molson Coors Beverage Co. — Class B1	275	14,842
Bio-Techne Corp.[1]	199	14,724
McKesson Corp.[1]	26	14,588
Brown-Forman Corp. — Class B1	318	14,498
Church & Dwight Company, Inc.[1]	142	14,467
Constellation Brands, Inc. — Class A1	59	14,202
Merck & Company, Inc.[1]	118	13,977
IDEXX Laboratories, Inc.*,1	29	13,958
West Pharmaceutical Services, Inc.[1]	44	13,800
Save-A-Lot*,†††	1,871,199	13,753
Monster Beverage Corp.*,1	290	13,668
Biogen, Inc.*,1	66	13,514
CVS Health Corp.[1]	230	13,165
Align Technology, Inc.*,1	55	13,047

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Shares	Value
COMMON STOCKS† - 0.6% (continued)
Consumer, Non-cyclical - 0.2% (continued)
Charles River Laboratories International, Inc.*,1	65	$12,854
Edwards Lifesciences Corp.*,1	170	11,893
Estee Lauder Companies, Inc. — Class A1	119	10,907
Lamb Weston Holdings, Inc.[1]	164	10,155
Dexcom, Inc.*,1	123	8,529
Moderna, Inc.*,1	109	8,437
Total Consumer, Non-cyclical		3,795,187
Financial - 0.1%
Checkers Holdings, Inc.*,†††	84,343	335,685
Iron Mountain, Inc. REIT[1]	174	19,707
Aflac, Inc.[1]	176	19,423
CBRE Group, Inc. — Class A*,1	168	19,343
Citizens Financial Group, Inc.[1]	444	19,114
Ventas, Inc. REIT[1]	306	19,006
Progressive Corp.[1]	75	18,915
PNC Financial Services Group, Inc.[1]	101	18,694
Truist Financial Corp.[1]	419	18,629
Regions Financial Corp.[1]	795	18,619
Kimco Realty Corp. REIT[1]	796	18,515
KeyCorp[1]	1,083	18,476
State Street Corp.[1]	212	18,465
Nasdaq, Inc.[1]	256	18,453
M&T Bank Corp.[1]	107	18,416
Allstate Corp.[1]	97	18,327
Public Storage REIT[1]	53	18,217
BXP, Inc. REIT[1]	242	18,203
Synchrony Financial[1]	362	18,194
Fifth Third Bancorp[1]	425	18,143
Cincinnati Financial Corp.[1]	132	18,088
Berkshire Hathaway, Inc. — Class B*,1	38	18,085
Bank of New York Mellon Corp.[1]	264	18,010
Intercontinental Exchange, Inc.[1]	111	17,932
Hartford Financial Services Group, Inc.[1]	154	17,879
Brown & Brown, Inc.[1]	170	17,872
Mid-America Apartment Communities, Inc. REIT[1]	110	17,861
Regency Centers Corp. REIT[1]	245	17,809
Camden Property Trust REIT[1]	142	17,778
Realty Income Corp. REIT[1]	286	17,763
JPMorgan Chase & Co.[1]	79	17,759
Arch Capital Group Ltd.*,1	157	17,755
Welltower, Inc. REIT[1]	147	17,740
VICI Properties, Inc. REIT[1]	529	17,711
Huntington Bancshares, Inc.[1]	1,182	17,695
Cboe Global Markets, Inc.[1]	86	17,664
U.S. Bancorp[1]	373	17,617
American Express Co.[1]	68	17,588
Blackstone, Inc. — Class A1	123	17,510
Assurant, Inc.[1]	89	17,475
Healthpeak Properties, Inc. REIT[1]	779	17,356
Goldman Sachs Group, Inc.[1]	34	17,348
Extra Space Storage, Inc. REIT[1]	98	17,346
Discover Financial Services[1]	125	17,339
Arthur J Gallagher & Co.[1]	59	17,262
Equity Residential REIT[1]	230	17,222
Aon plc — Class A1	50	17,186
Invesco Ltd.[1]	1,005	17,175
AvalonBay Communities, Inc. REIT[1]	76	17,156
Federal Realty Investment Trust REIT[1]	149	17,135
BlackRock, Inc. — Class A1	19	17,134
Northern Trust Corp.[1]	186	16,965
Willis Towers Watson plc[1]	58	16,942
UDR, Inc. REIT[1]	380	16,914
Simon Property Group, Inc. REIT[1]	101	16,902
MetLife, Inc.[1]	218	16,891
American Tower Corp. — Class A REIT[1]	75	16,805
Chubb Ltd.[1]	59	16,767
W R Berkley Corp.[1]	280	16,716
Loews Corp.[1]	204	16,716
Marsh & McLennan Companies, Inc.[1]	73	16,608
Essex Property Trust, Inc. REIT[1]	55	16,598
Morgan Stanley[1]	160	16,578
SBA Communications Corp. REIT[1]	73	16,546
Everest Group Ltd.[1]	42	16,474
Capital One Financial Corp.[1]	112	16,456
Travelers Companies, Inc.[1]	72	16,421
Prudential Financial, Inc.[1]	135	16,357
Crown Castle, Inc. REIT[1]	145	16,243
Ameriprise Financial, Inc.[1]	36	16,180
Citigroup, Inc.[1]	258	16,161
Prologis, Inc. REIT[1]	125	15,978
CME Group, Inc. — Class A1	74	15,965
Mastercard, Inc. — Class A1	33	15,950
Bank of America Corp.[1]	390	15,892
Principal Financial Group, Inc.[1]	195	15,877
American International Group, Inc.[1]	206	15,872
Invitation Homes, Inc. REIT[1]	429	15,804
Wells Fargo & Co.[1]	265	15,495
Visa, Inc. — Class A1	56	15,477
Raymond James Financial, Inc.[1]	129	15,425
Digital Realty Trust, Inc. REIT[1]	101	15,313
Alexandria Real Estate Equities, Inc. REIT[1]	126	15,066
Equinix, Inc. REIT[1]	18	15,019
CoStar Group, Inc.*,1	192	14,842
Weyerhaeuser Co. REIT[1]	485	14,788
Host Hotels & Resorts, Inc. REIT[1]	796	14,089
T. Rowe Price Group, Inc.[1]	130	13,785
Charles Schwab Corp.[1]	209	13,606
Globe Life, Inc.[1]	121	12,711
Franklin Resources, Inc.[1]	628	12,711
KKR & Company, Inc. — Class A1	78	9,654
Avison Young (Canada), Inc.*,††	579	348

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Shares	Value
COMMON STOCKS† - 0.6% (continued)
Financial - 0.1% (continued)
Endo Luxembourg Finance Co I SARL / Endo US, Inc.†††,2	3,345,000	$ 335
Endo Luxembourg Finance Co I SARL / Endo US, Inc.†††,2	1,900,000	190
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,3	1,042,740	104
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††	181,000	18
Sparta Systems*,†††	1,922	–
Total Financial		1,878,348
Industrial - 0.1%
Carrier Global Corp.[1]	4,174	303,784
BP Holdco LLC*,†††,4	121,041	146,719
Schur Flexibles GesmbH*,††	660	94,970
YAK BLOCKER 2 LLC*,†††	34,136	67,821
YAK BLOCKER 2 LLC*,†††	31,551	62,685
3M Co.[1]	152	20,473
Mohawk Industries, Inc.*,1	131	20,323
CH Robinson Worldwide, Inc.[1]	183	18,942
Howmet Aerospace, Inc.[1]	194	18,752
Lockheed Martin Corp.[1]	33	18,747
FedEx Corp.[1]	62	18,524
Northrop Grumman Corp.[1]	35	18,312
Axon Enterprise, Inc.*,1	50	18,248
RTX Corp.[1]	147	18,131
GE Vernova, Inc.*,1	90	18,090
Stanley Black & Decker, Inc.[1]	175	17,913
Generac Holdings, Inc.*,1	113	17,688
Garmin Ltd.[1]	96	17,596
Amcor plc[1]	1,538	17,595
Parker-Hannifin Corp.[1]	29	17,406
Packaging Corporation of America[1]	83	17,392
Allegion plc[1]	124	17,216
General Electric Co.[1]	98	17,113
Veralto Corp.[1]	152	17,089
Pentair plc[1]	192	17,029
Republic Services, Inc. — Class A1	81	16,865
Masco Corp.[1]	210	16,708
Norfolk Southern Corp.[1]	65	16,650
Union Pacific Corp.[1]	65	16,646
Trane Technologies plc[1]	46	16,636
L3Harris Technologies, Inc.[1]	70	16,567
TransDigm Group, Inc.[1]	12	16,478
Huntington Ingalls Industries, Inc.[1]	58	16,401
Caterpillar, Inc.[1]	46	16,381
Keysight Technologies, Inc.*,1	106	16,337
Westinghouse Air Brake Technologies Corp.[1]	96	16,279
Nordson Corp.[1]	63	16,163
Jacobs Solutions, Inc.[1]	107	16,144
Johnson Controls International plc[1]	221	16,100
Teledyne Technologies, Inc.*,1	37	16,014
Dover Corp.[1]	86	15,998
Hubbell, Inc.[1]	40	15,997
TE Connectivity Ltd.[1]	104	15,974
Mettler-Toledo International, Inc.*,1	11	15,830
Deere & Co.[1]	41	15,815
Waste Management, Inc.[1]	74	15,691
Textron, Inc.[1]	172	15,686
Builders FirstSource, Inc.*,1	90	15,660
Old Dominion Freight Line, Inc.[1]	81	15,617
Snap-on, Inc.[1]	55	15,606
General Dynamics Corp.[1]	52	15,567
Illinois Tool Works, Inc.[1]	61	15,444
Expeditors International of Washington, Inc.[1]	124	15,303
Ingersoll Rand, Inc.[1]	167	15,272
Xylem, Inc.[1]	111	15,266
Rockwell Automation, Inc.[1]	56	15,234
Honeywell International, Inc.[1]	73	15,177
A O Smith Corp.[1]	181	15,153
Amphenol Corp. — Class A1	224	15,109
J.B. Hunt Transport Services, Inc.[1]	87	15,068
AMETEK, Inc.[1]	88	15,052
CSX Corp.[1]	439	15,045
Trimble, Inc.*,1	261	14,796
Otis Worldwide Corp.[1]	156	14,772
Emerson Electric Co.[1]	140	14,755
Ball Corp.[1]	231	14,740
Eaton Corporation plc[1]	48	14,733
IDEX Corp.[1]	71	14,660
Smurfit WestRock plc[1]	308	14,605
Fortive Corp.[1]	195	14,508
Vulcan Materials Co.[1]	59	14,467
Boeing Co.*,1	82	14,247
Martin Marietta Materials, Inc.[1]	26	13,888
United Parcel Service, Inc. — Class B1	106	13,626
Jabil, Inc.[1]	115	12,567
Vector Phoenix Holdings, LP*,†††	121,040	2,561
Targus, Inc.*,†††	45,049	1,913
Targus, Inc.*,†††	45,049	256
Targus, Inc.*,†††	45,049	5
Total Industrial		1,816,590
Consumer, Cyclical - 0.1%
Exide Technologies*,†††	342	341,710
ATD New Holdings, Inc.*,††	23,593	240,649
DR Horton, Inc.[1]	103	19,442
Tesla, Inc.*,1	86	18,414
NVR, Inc.*,1	2	18,345
Cummins, Inc.[1]	57	17,832
Walmart, Inc.[1]	229	17,686
Best Buy Company, Inc.[1]	176	17,670
PulteGroup, Inc.[1]	134	17,641
Lennar Corp. — Class A1	95	17,296
CarMax, Inc.*,1	203	17,164
Starbucks Corp.[1]	180	17,023
Hasbro, Inc.[1]	249	16,972
Royal Caribbean Cruises Ltd.[1]	103	16,956
O'Reilly Automotive, Inc.*,1	15	16,949
TJX Companies, Inc.[1]	141	16,535
Lowe's Companies, Inc.[1]	66	16,401
General Motors Co.[1]	327	16,278

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Shares	Value
COMMON STOCKS† - 0.6% (continued)
Consumer, Cyclical - 0.1% (continued)
McDonald's Corp.[1]	56	$16,165
Costco Wholesale Corp.[1]	18	16,063
BorgWarner, Inc.[1]	471	16,047
Hilton Worldwide Holdings, Inc.[1]	73	16,034
Live Nation Entertainment, Inc.*,1	163	15,920
AutoZone, Inc.*,1	5	15,907
Carnival Corp.*,1	962	15,873
WW Grainger, Inc.[1]	16	15,759
Ross Stores, Inc.[1]	104	15,663
Home Depot, Inc.[1]	42	15,477
Target Corp.[1]	100	15,362
Fastenal Co.[1]	223	15,226
Genuine Parts Co.[1]	106	15,186
Darden Restaurants, Inc.[1]	96	15,182
Norwegian Cruise Line Holdings Ltd.*,1	847	15,153
Copart, Inc.*,1	281	14,882
Yum! Brands, Inc.[1]	110	14,841
Caesars Entertainment, Inc.*,1	394	14,830
Aptiv plc*,1	206	14,735
Tractor Supply Co.[1]	55	14,715
Ralph Lauren Corp. — Class A1	85	14,557
Marriott International, Inc. — Class A1	62	14,551
Pool Corp.[1]	41	14,416
Deckers Outdoor Corp.*,1	15	14,389
Southwest Airlines Co.[1]	495	14,315
Ford Motor Co.[1]	1,274	14,256
LKQ Corp.[1]	341	14,182
Tapestry, Inc.[1]	345	14,135
Chipotle Mexican Grill, Inc. — Class A*,1	250	14,020
MGM Resorts International*,1	370	13,908
United Airlines Holdings, Inc.*,1	308	13,564
Delta Air Lines, Inc.[1]	314	13,342
PACCAR, Inc.[1]	138	13,273
NIKE, Inc. — Class B1	158	13,165
American Airlines Group, Inc.*,1	1,209	12,840
Las Vegas Sands Corp.[1]	326	12,711
Wynn Resorts Ltd.[1]	162	12,454
Domino's Pizza, Inc.[1]	29	12,012
Ulta Beauty, Inc.*,1	34	11,997
Lululemon Athletica, Inc.*,1	42	10,898
Bath & Body Works, Inc.[1]	346	10,643
Dollar Tree, Inc.*,1	125	10,561
Dollar General Corp.[1]	110	9,127
Walgreens Boots Alliance, Inc.[1]	863	7,983
Total Consumer, Cyclical		1,477,282
Technology - 0.1%
Fair Isaac Corp.*,1	12	19,052
Tyler Technologies, Inc.*,1	32	18,812
ServiceNow, Inc.*,1	21	17,955
Fortinet, Inc.*,1	233	17,873
Monolithic Power Systems, Inc.[1]	19	17,759
Fiserv, Inc.*,1	101	17,635
Zebra Technologies Corp. — Class A*,1	51	17,615
MSCI, Inc. — Class A1	30	17,418
International Business Machines Corp.[1]	85	17,181
Cognizant Technology Solutions Corp. — Class A1	219	17,032
Electronic Arts, Inc.[1]	112	17,004
Leidos Holdings, Inc.[1]	107	16,960
Texas Instruments, Inc.[1]	79	16,933
Gartner, Inc.*,1	34	16,727
Autodesk, Inc.*,1	64	16,538
Fidelity National Information Services, Inc.[1]	200	16,490
Apple, Inc.[1]	72	16,488
Paychex, Inc.[1]	125	16,400
Broadridge Financial Solutions, Inc.[1]	76	16,177
Adobe, Inc.*,1	28	16,083
Accenture plc — Class A1	47	16,072
Akamai Technologies, Inc.*,1	156	15,887
ON Semiconductor Corp.*,1	203	15,808
Skyworks Solutions, Inc.[1]	144	15,781
Intuit, Inc.[1]	25	15,756
Jack Henry & Associates, Inc.[1]	91	15,746
Oracle Corp.[1]	111	15,683
Paycom Software, Inc.[1]	96	15,627
HP, Inc.[1]	431	15,594
KLA Corp.[1]	19	15,569
Take-Two Interactive Software, Inc.*,1	96	15,524
Roper Technologies, Inc.[1]	28	15,523
Analog Devices, Inc.[1]	66	15,499
Qorvo, Inc.*,1	133	15,413
Dayforce, Inc.*,1	268	15,322
PTC, Inc.*,1	85	15,223
ANSYS, Inc.*,1	46	14,785
Salesforce, Inc.[1]	58	14,668
Broadcom, Inc.[1]	90	14,654
Seagate Technology Holdings plc[1]	147	14,634
NXP Semiconductor N.V.[1]	57	14,613
NetApp, Inc.[1]	121	14,607
Microsoft Corp.[1]	35	14,600
Teradyne, Inc.[1]	106	14,493
EPAM Systems, Inc.*,1	69	13,852
NVIDIA Corp.[1]	116	13,847
Microchip Technology, Inc.[1]	168	13,803
Hewlett Packard Enterprise Co.[1]	709	13,733
Synopsys, Inc.*,1	26	13,509
Cadence Design Systems, Inc.*,1	49	13,178
Western Digital Corp.*,1	196	12,856
Applied Materials, Inc.[1]	65	12,822
Advanced Micro Devices, Inc.*,1	86	12,776
QUALCOMM, Inc.[1]	71	12,446
Lam Research Corp.[1]	15	12,315
Micron Technology, Inc.[1]	108	10,394
Intel Corp.*,1	431	9,499
Super Micro Computer, Inc.*,1	16	7,003

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Shares	Value
COMMON STOCKS† - 0.6% (continued)
Technology - 0.1% (continued)
Crowdstrike Holdings, Inc. — Class A*,1	22	$ 6,100
Total Technology		889,346
Communications - 0.0%
Figs, Inc. — Class A*,1	10,450	64,477
Vacasa, Inc. — Class A*	9,841	32,967
Charter Communications, Inc. — Class A*,1	54	18,767
Motorola Solutions, Inc.[1]	41	18,123
Palo Alto Networks, Inc.*,1	48	17,411
eBay, Inc.[1]	294	17,375
Match Group, Inc.*,1	466	17,340
T-Mobile US, Inc.[1]	87	17,289
AT&T, Inc.[1]	868	17,273
F5, Inc.*,1	85	17,268
Corning, Inc.[1]	411	17,200
Omnicom Group, Inc.[1]	169	16,973
Gen Digital, Inc.[1]	628	16,617
Arista Networks, Inc.*,1	47	16,609
Juniper Networks, Inc.[1]	419	16,291
Expedia Group, Inc.*,1	117	16,274
Cisco Systems, Inc.[1]	321	16,223
Interpublic Group of Companies, Inc.[1]	496	16,174
Netflix, Inc.*,1	23	16,131
Verizon Communications, Inc.[1]	383	16,002
Meta Platforms, Inc. — Class A1	30	15,639
Booking Holdings, Inc.[1]	4	15,637
Warner Bros Discovery, Inc.*,1	1,940	15,210
Comcast Corp. — Class A1	384	15,195
Paramount Global — Class B1	1,447	15,150
Uber Technologies, Inc.*,1	207	15,138
VeriSign, Inc.*,1	82	15,080
Amazon.com, Inc.*,1	83	14,815
FactSet Research Systems, Inc.[1]	35	14,799
CDW Corp.[1]	65	14,667
Walt Disney Co.[1]	145	13,105
Etsy, Inc.*,1	237	13,056
Fox Corp. — Class A1	301	12,452
News Corp. — Class A1	432	12,239
Airbnb, Inc. — Class A*,1	99	11,614
GoDaddy, Inc. — Class A*,1	62	10,379
Alphabet, Inc. — Class A1	47	7,679
Fox Corp. — Class B1	172	6,610
Alphabet, Inc. — Class C1	39	6,439
News Corp. — Class B1	130	3,826
Total Communications		651,513
Utilities - 0.0%
Edison International[1]	209	18,189
NiSource, Inc.[1]	544	17,985
Alliant Energy Corp.[1]	306	17,831
WEC Energy Group, Inc.[1]	190	17,676
Pinnacle West Capital Corp.[1]	200	17,504
Ameren Corp.[1]	212	17,492
Xcel Energy, Inc.[1]	285	17,450
American Electric Power Company, Inc.[1]	174	17,449
PPL Corp.[1]	545	17,391
FirstEnergy Corp.[1]	395	17,348
Eversource Energy[1]	256	17,288
Entergy Corp.[1]	143	17,259
CMS Energy Corp.[1]	253	17,168
Evergy, Inc.[1]	290	17,151
Atmos Energy Corp.[1]	131	17,127
Duke Energy Corp.[1]	150	17,092
Consolidated Edison, Inc.[1]	168	17,062
Public Service Enterprise Group, Inc.[1]	211	17,038
Dominion Energy, Inc.[1]	304	16,994
NextEra Energy, Inc.[1]	210	16,907
American Water Works Company, Inc.[1]	118	16,888
DTE Energy Co.[1]	135	16,878
Southern Co.[1]	195	16,848
Sempra[1]	202	16,600
NRG Energy, Inc.[1]	195	16,577
PG&E Corp.[1]	839	16,528
Exelon Corp.[1]	420	15,998
Vistra Corp.[1]	175	14,950
Constellation Energy Corp.[1]	71	13,966
AES Corp.[1]	792	13,567
CenterPoint Energy, Inc.[1]	496	13,541
Total Utilities		519,742
Energy - 0.0%
Targa Resources Corp.[1]	129	18,950
ONEOK, Inc.[1]	195	18,010
Baker Hughes Co.[1]	492	17,303
Williams Companies, Inc.[1]	372	17,026
Kinder Morgan, Inc.[1]	782	16,868
EOG Resources, Inc.[1]	128	16,489
Exxon Mobil Corp.[1]	139	16,394
Marathon Oil Corp.[1]	561	16,073
Diamondback Energy, Inc.[1]	82	15,999
ConocoPhillips[1]	137	15,589
Marathon Petroleum Corp.[1]	87	15,410
Phillips 66[1]	107	15,013
APA Corp.[1]	523	14,900
Devon Energy Corp.[1]	331	14,822
Valero Energy Corp.[1]	101	14,820
Chevron Corp.[1]	100	14,795
Hess Corp.[1]	106	14,634
Schlumberger N.V.[1]	330	14,517
Enphase Energy, Inc.*,1	119	14,404
Occidental Petroleum Corp.[1]	252	14,359
Coterra Energy, Inc. — Class A1	571	13,892
Halliburton Co.[1]	442	13,742
Equities Corp.[1]	389	13,035
First Solar, Inc.*,1	56	12,733
Legacy Reserves, Inc.†††	2,359	9,436
Permian Production Partners LLC*,†††	184,043	6,976
Total Energy		386,189
Basic Materials - 0.0%
Newmont Corp.[1]	375	20,021
Sherwin-Williams Co.[1]	48	17,730
FMC Corp.[1]	262	16,920
International Flavors & Fragrances, Inc.[1]	162	16,846
International Paper Co.[1]	341	16,511
Linde plc[1]	34	16,260
Ecolab, Inc.[1]	64	16,204
CF Industries Holdings, Inc.[1]	195	16,203
DuPont de Nemours, Inc.[1]	192	16,176
Eastman Chemical Co.[1]	154	15,765

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Shares	Value
COMMON STOCKS† - 0.6% (continued)
Basic Materials- 0.0% (continued)
LyondellBasell Industries N.V. — Class A1	159	$15,693
Air Products and Chemicals, Inc.[1]	56	15,616
Mosaic Co.[1]	525	14,999
PPG Industries, Inc.[1]	114	14,789
Dow, Inc.[1]	272	14,574
Steel Dynamics, Inc.[1]	121	14,461
Freeport-McMoRan, Inc.[1]	318	14,081
Nucor Corp.[1]	91	13,824
Celanese Corp. — Class A1	104	13,582
Albemarle Corp.[1]	139	12,545
Total Basic Materials		312,800
Electric - 0.0%
Mountain Creek Power LLC*,†††	68,676	6,868
Total Common Stocks
(Cost $15,011,195)		11,733,865
PREFERRED STOCKS†† - 5.8%
Financial - 5.0%
Citigroup, Inc.
7.38%[5]	4,300,000	4,502,852
3.88%[5]	4,000,000	3,843,679
4.15%[1,5]	2,000,000	1,889,377
4.00%[5]	1,750,000	1,701,306
Bank of America Corp.
4.38%[1]	275,000	5,566,000
4.38%[5]	2,650,000	2,553,907
6.50%[5]	2,000,000	1,998,727
6.30%[5]	1,000,000	1,009,114
4.13%[1]	26,000	498,420
Wells Fargo & Co.
4.75%[1]	183,750	3,829,350
3.90%[5]	3,300,000	3,209,425
4.70%[1]	148,000	3,112,440
4.38%[1]	50,000	996,000
Goldman Sachs Group, Inc.
7.50%[5]	7,700,000	8,078,001
Equitable Holdings, Inc.
4.95%[5]	3,650,000	3,593,504
4.30%[1]	82,000	1,623,600
Kuvare US Holdings, Inc.
7.00% due 02/17/51[5,6]	5,190,000	5,202,975
Markel Group, Inc.
6.00%[1,5]	4,770,000	4,753,033
Jackson Financial, Inc.
8.00%[1,5]	152,000	4,012,800
Lincoln National Corp.
9.25%[5]	3,600,000	3,929,400
Public Storage
4.63%[1]	144,400	3,123,372
4.13%[1]	16,400	315,864
W R Berkley Corp.
4.13% due 03/30/61	126,000	2,412,900
4.25% due 09/30/60	36,800	739,680
Charles Schwab Corp.
4.00%[5]	3,150,000	2,741,548
JPMorgan Chase & Co.
4.55%[1]	49,000	1,054,970
4.20%[1]	40,000	811,200
4.63%[1]	24,000	531,120
PartnerRe Ltd.
4.88%	128,000	2,316,800
American Financial Group, Inc.
4.50% due 09/15/60	100,000	2,037,000
MetLife, Inc.
3.85%[5]	1,820,000	1,780,443
CNO Financial Group, Inc.
5.13% due 11/25/60	80,000	1,721,600
Assurant, Inc.
5.25% due 01/15/61	58,000	1,273,100
American National Group, Inc.
5.95%[5]	46,000	1,130,220
Arch Capital Group Ltd.
4.55%[1]	38,000	767,220
Selective Insurance Group, Inc.
4.60%[1]	36,000	665,280
RenaissanceRe Holdings Ltd.
4.20%	13,000	236,080
Globe Life, Inc.
4.25% due 06/15/61	11,000	187,440
Avison Young (Canada), Inc.*	815,493	163,099
First Republic Bank
4.50%*,†††	200,000	400
4.25%*,†††	158,000	316
4.13%*,†††	84,800	34
Total Financial		89,913,596
Communications - 0.6%
AT&T Mobility II LLC
6.80%*,†††	10,000	10,172,000
Government - 0.1%
Farmer Mac
5.75%[1]	102,628	2,471,282
Consumer, Cyclical - 0.1%
Exide Technologies*,†††	761	1,017,048
Total Preferred Stocks
(Cost $122,117,363)		103,573,926
WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	26,852	271
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,3	318,615	32
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,3	115,860	12
Total Warrants
(Cost $62,178)		315
EXCHANGE-TRADED FUNDS†,*** - 0.3%
SPDR S&P 500 ETF Trust[1]	4,320	2,435,098
iShares Russell 2000 Index ETF[1]	5,703	1,255,116
Invesco QQQ Trust Series[1]	2,632	1,253,543
Total Exchange-Traded Funds
(Cost $3,451,686)		4,943,757
CLOSED-END MUTUAL FUNDS†,*** - 1.2%
Guggenheim Active Allocation Fund[4]	950,000	15,174,350
Blackstone Strategic Credit Fund	186,741	2,272,638
BlackRock Credit Allocation Income Trust	184,289	2,029,022
Eaton Vance Limited Duration Income Fund	141,764	1,450,246

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Shares	Value
CLOSED-END MUTUAL FUNDS† - 1.2% (continued)
Western Asset High Income Opportunity Fund, Inc.	160,170	$637,476
Total Closed-End Mutual Funds
(Cost $19,897,158)		21,563,732
MONEY MARKET FUNDS†,*** - 2.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.14%[7]	44,413,886	44,413,886
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.16%[7]	2,051,105	2,051,105
Total Money Market Funds
(Cost $46,464,991)		46,464,991
	Face Amount~
CORPORATE BONDS†† - 44.0%
Financial - 12.5%
Morgan Stanley Finance LLC
0.50% due 10/23/29◊,†††,8	13,500,000	11,317,050
Dyal Capital Partners III
4.40% due 06/15/40†††	10,000,000	9,267,371
Encore Capital Group, Inc.
8.50% due 05/15/30[1,6]	6,100,000	6,383,183
9.25% due 04/01/29[6]	2,300,000	2,448,352
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[1,6]	5,200,000	5,461,248
4.50% due 11/15/29[1,6]	3,500,000	3,340,551
United Wholesale Mortgage LLC
5.50% due 11/15/25[1,6]	4,060,000	4,048,628
5.50% due 04/15/29[1,6]	1,925,000	1,877,370
5.75% due 06/15/27[1,6]	1,400,000	1,394,694
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[1,6]	7,500,000	7,127,009
Accident Fund Insurance Company of America
8.50% due 08/01/32[1,6]	7,000,000	7,042,980
Wilton RE Ltd.
6.00% †††,5,6,9	7,800,000	7,041,054
Hunt Companies, Inc.
5.25% due 04/15/29[1,6]	7,325,000	6,904,674
MidCap Funding XLVI Trust
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/15/27◊,†††	6,440,000	6,440,000
Iron Mountain, Inc.
5.63% due 07/15/32[1,6]	6,500,000	6,404,640
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[6]	3,650,000	3,967,083
8.50% due 03/15/30[6]	2,050,000	2,179,275
Corebridge Financial, Inc.
6.88% due 12/15/52[5]	5,840,000	5,966,050
Maple Grove Funding Trust I
4.16% due 08/15/51[1,6]	8,000,000	5,672,822
OneMain Finance Corp.
4.00% due 09/15/30[1]	2,200,000	1,947,105
7.13% due 03/15/26	1,100,000	1,120,826
7.88% due 03/15/30[1]	750,000	784,409
3.88% due 09/15/28	800,000	736,709
6.63% due 01/15/28	450,000	458,667
9.00% due 01/15/29	400,000	424,994
Kennedy-Wilson, Inc.
5.00% due 03/01/31[1]	3,750,000	3,262,060
4.75% due 02/01/30	1,450,000	1,279,532
4.75% due 03/01/29[1]	425,000	383,630
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[1,6]	4,800,000	4,869,041
Liberty Mutual Group, Inc.
4.30% due 02/01/61[6]	7,300,000	4,779,755
AmFam Holdings, Inc.
3.83% due 03/11/51[1,6]	7,200,000	4,441,841
LPL Holdings, Inc.
4.00% due 03/15/29[1,6]	4,172,000	3,969,147
4.38% due 05/15/31[1,6]	476,000	444,414
National Life Insurance Co.
10.50% due 09/15/39[6]	3,400,000	4,411,874
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[1,6]	4,031,000	3,552,565
3.88% due 03/01/31[1,6]	825,000	752,500
PHM Group Holding Oy
4.75% due 06/18/26[6]	EUR 3,900,000	4,236,195
Global Atlantic Finance Co.
4.70% due 10/15/51[1,5,6]	2,900,000	2,725,016
3.13% due 06/15/31[1,6]	1,750,000	1,495,611
RXR Realty LLC
6.75% due 07/17/25†††	4,200,000	4,158,905
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32[1]	3,250,000	2,836,773
5.30% due 01/15/29[1]	1,050,000	1,058,621
Hampton Roads PPV LLC
6.62% due 06/15/53†††,6	4,495,000	3,820,219
UBS AG/Stamford CT
7.95% due 01/09/25[1]	3,600,000	3,629,017
NatWest Group plc
7.47% due 11/10/26[1,5]	3,500,000	3,594,108
PennyMac Financial Services, Inc.
7.13% due 11/15/30[1,6]	2,650,000	2,691,867
7.88% due 12/15/29[6]	850,000	901,984
Sherwood Financing plc
6.00% due 11/15/26[6]	GBP 2,000,000	2,380,480
4.50% due 11/15/26[6]	EUR 1,000,000	1,025,315
Host Hotels & Resorts, LP
3.50% due 09/15/30[1]	3,610,000	3,300,227
Standard Chartered plc
7.78% due 11/16/25[1,5,6]	3,100,000	3,114,327
Toronto-Dominion Bank
8.13% due 10/31/82[1,5]	2,850,000	3,036,667
Ares Finance Company IV LLC
3.65% due 02/01/52[1,6]	4,100,000	3,001,164
Americo Life, Inc.
3.45% due 04/15/31[1,6]	3,511,000	2,928,633

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 44.0% (continued)
Financial - 12.5% (Continued)
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49[2]	2,700,000	$2,568,172
HUB International Ltd.
5.63% due 12/01/29[6]	2,500,000	2,440,504
Bank of Nova Scotia
8.63% due 10/27/82[1,5]	2,150,000	2,302,839
Kane Bidco Ltd.
5.00% due 02/15/27	EUR 2,050,000	2,243,533
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[1,6]	2,180,000	2,154,296
Lincoln National Corp.
4.38% due 06/15/50[1]	2,560,000	2,028,810
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[6]	1,800,000	1,867,334
First American Financial Corp.
4.00% due 05/15/30[1]	1,740,000	1,639,567
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[1,6]	725,000	698,746
7.00% due 01/15/31[6]	425,000	439,259
6.75% due 04/15/28[6]	350,000	356,478
Allianz SE
3.50% [5,6,9]	1,400,000	1,328,944
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[1,6]	1,730,000	1,261,740
Weyerhaeuser Co.
6.88% due 12/15/33[1]	1,100,000	1,232,861
Ryan Specialty LLC
4.38% due 02/01/30[6]	1,100,000	1,053,828
USI, Inc.
7.50% due 01/15/32[6]	970,000	1,016,082
QBE Insurance Group Ltd.
5.88% [1,5,6,9]	950,000	948,693
Pershing Square Holdings Ltd.
3.25% due 10/01/31[6]	1,100,000	931,075
Reinsurance Group of America, Inc.
3.15% due 06/15/30[1]	1,000,000	921,417
Ardonagh Finco Ltd.
7.75% due 02/15/31[6]	850,000	877,430
PartnerRe Finance B LLC
4.50% due 10/01/50[5]	950,000	868,297
Galaxy Bidco Ltd.
8.64% (3 Month EURIBOR + 5.00%, Rate Floor: 5.00%) due 07/31/26◊	EUR 750,000	831,168
Prudential Financial, Inc.
5.13% due 03/01/52[5]	700,000	682,041
Fort Moore Family Communities LLC
6.09% due 01/15/51[6]	680,358	619,797
Pacific Beacon LLC
5.63% due 07/15/51[6]	654,588	602,997
Macquarie Bank Ltd.
3.62% due 06/03/30[1,6]	640,000	591,248
Assurant, Inc.
7.00% due 03/27/48[5]	400,000	406,507
Fort Gordon Housing LLC
6.32% due 05/15/51[6]	200,000	193,274
Atlas Mara Ltd.
due 12/31/21†††,17	180,783	–
Total Financial		224,945,169
Consumer, Non-cyclical - 6.2%
Medline Borrower, LP
5.25% due 10/01/29[1,6]	5,200,000	5,107,111
3.88% due 04/01/29[6]	2,000,000	1,889,137
BCP V Modular Services Finance II plc
6.13% due 10/30/28[6]	GBP 4,250,000	5,247,045
4.75% due 10/30/28[6]	EUR 1,550,000	1,646,871
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[1,6]	6,945,000	6,670,375
Bausch Health Companies, Inc.
4.88% due 06/01/28[6]	8,025,000	5,858,250
Williams Scotsman, Inc.
4.63% due 08/15/28[1,6]	3,675,000	3,543,700
6.13% due 06/15/25[6]	1,683,000	1,678,792
IP Lending X Ltd.
7.75% due 07/02/29†††,6	4,765,000	4,788,825
US Foods, Inc.
4.63% due 06/01/30[1,6]	2,500,000	2,392,969
4.75% due 02/15/29[6]	2,250,000	2,193,854
CPI CG, Inc.
10.00% due 07/15/29[6]	4,300,000	4,522,460
Altria Group, Inc.
3.70% due 02/04/51[1]	6,000,000	4,336,585
Reynolds American, Inc.
5.70% due 08/15/35[1]	4,150,000	4,249,160
Champions Financing, Inc.
8.75% due 02/15/29[1,6]	4,020,000	4,123,139
JBS USA Holding Lux Sarl/ JBS USA Food Company/ JBS Lux Co Sarl
4.38% due 02/02/52[1]	4,800,000	3,770,134
Post Holdings, Inc.
4.50% due 09/15/31[1,6]	3,925,000	3,652,225
Upbound Group, Inc.
6.38% due 02/15/29[1,6]	3,625,000	3,535,976
Sotheby's
7.38% due 10/15/27[1,6]	3,399,000	3,245,864
AZ Battery Property LLC
6.73% due 02/20/46†††	3,000,000	3,097,338
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[1,6]	2,400,000	2,338,642
5.50% due 07/01/28[6]	550,000	545,783
DaVita, Inc.
4.63% due 06/01/30[6]	1,900,000	1,791,509
3.75% due 02/15/31[6]	1,200,000	1,068,121
Neogen Food Safety Corp.
8.63% due 07/20/30[6]	2,450,000	2,673,472
Avantor Funding, Inc.
4.63% due 07/15/28[1,6]	1,700,000	1,654,387
3.88% due 11/01/29[6]	925,000	864,377
Castor S.p.A.
8.97% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,6	EUR 2,300,000	2,501,244

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 44.0% (continued)
Consumer, Non-cyclical- 6.2%
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[1,6]	2,700,000	$2,326,496
Verisure Holding AB
5.50% due 05/15/30[6]	EUR 1,950,000	2,218,357
Option Care Health, Inc.
4.38% due 10/31/29[1,6]	2,275,000	2,157,924
ADT Security Corp.
4.13% due 08/01/29[1,6]	1,050,000	997,126
4.88% due 07/15/32[6]	1,000,000	950,589
Nobel Bidco B.V.
3.13% due 06/15/28	EUR 1,750,000	1,775,768
APi Group DE, Inc.
4.75% due 10/15/29[6]	1,225,000	1,171,533
4.13% due 07/15/29[6]	400,000	376,005
Royalty Pharma plc
3.55% due 09/02/50	2,100,000	1,486,836
HealthEquity, Inc.
4.50% due 10/01/29[1,6]	1,550,000	1,479,200
Grifols S.A.
4.75% due 10/15/28[1,6]	1,350,000	1,282,415
TreeHouse Foods, Inc.
4.00% due 09/01/28[1]	1,150,000	1,063,060
Central Garden & Pet Co.
4.13% due 10/15/30	625,000	574,266
4.13% due 04/30/31[6]	400,000	362,458
Carriage Services, Inc.
4.25% due 05/15/29[6]	775,000	715,572
AMN Healthcare, Inc.
4.63% due 10/01/27[1,6]	725,000	708,070
Valvoline, Inc.
3.63% due 06/15/31[6]	760,000	676,841
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[1,6]	625,000	610,331
Prestige Brands, Inc.
3.75% due 04/01/31[6]	300,000	271,892
Darling Ingredients, Inc.
6.00% due 06/15/30[6]	250,000	253,060
WW International, Inc.
4.50% due 04/15/29[1,6]	950,000	235,125
Nidda Healthcare Holding
7.50% due 08/21/26	EUR 175,000	199,762
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[6]	100,000	99,751
Total Consumer, Non-cyclical		110,979,782
Consumer, Cyclical - 6.1%
Delta Air Lines, Inc.
7.00% due 05/01/25[1,6]	10,535,000	10,605,167
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27[1]	3,210,000	3,196,348
5.00% due 06/01/31[6]	1,800,000	1,651,927
Penn Entertainment, Inc.
4.13% due 07/01/29[1,6]	4,925,000	4,411,066
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[1,6]	4,445,000	4,407,478
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[1,6]	4,066,000	4,289,036
Crocs, Inc.
4.25% due 03/15/29[1,6]	3,188,000	3,009,713
4.13% due 08/15/31[6]	1,400,000	1,258,350
Wabash National Corp.
4.50% due 10/15/28[1,6]	4,350,000	4,004,575
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[6]	3,950,000	3,911,820
Station Casinos LLC
4.63% due 12/01/31[1,6]	4,200,000	3,898,911
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[6]	3,750,000	3,895,800
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[1,6]	4,100,000	3,835,564
Wolverine World Wide, Inc.
4.00% due 08/15/29[6]	4,450,000	3,789,436
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
11.00% due 04/15/29[6]	3,361,875	3,421,717
Live Nation Entertainment, Inc.
6.50% due 05/15/27[1,6]	3,350,000	3,407,690
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[6]	3,092,063	3,089,197
Air Canada
4.63% due 08/15/29[6]	CAD 2,900,000	2,095,920
3.88% due 08/15/26[1,6]	825,000	796,070
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[1,6]	2,650,000	2,676,002
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[1,6]	2,725,000	2,606,318
Scotts Miracle-Gro Co.
4.00% due 04/01/31	2,150,000	1,926,159
4.38% due 02/01/32	700,000	629,080
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50[1]	3,800,000	2,471,701
United Airlines, Inc.
4.63% due 04/15/29[1,6]	2,575,000	2,451,145
JB Poindexter & Company, Inc.
8.75% due 12/15/31[1,6]	2,270,000	2,394,530
Ontario Gaming GTA Limited Partnership/OTG Company-Issuer, Inc.
8.00% due 08/01/30[6]	2,150,000	2,216,001
Yum! Brands, Inc.
4.63% due 01/31/32[1]	1,987,000	1,883,215
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[6]	2,000,000	1,871,181

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 44.0% (continued)
Consumer, cyclical- 6.1% (continued)
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[6]	1,750,000	$1,860,176
Hanesbrands, Inc.
9.00% due 02/15/31[1,6]	1,500,000	1,612,674
4.88% due 05/15/26[6]	225,000	223,437
HP Communities LLC
6.82% due 09/15/53[6]	913,043	922,422
6.16% due 09/15/53[6]	1,000,000	825,631
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[1,6]	1,625,000	1,555,360
ONE Hotels GmbH
7.75% due 04/02/31[6]	EUR 1,300,000	1,509,098
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[6]	850,000	811,697
4.00% due 10/15/30[6]	725,000	664,087
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[6]	1,350,000	1,210,049
Boyne USA, Inc.
4.75% due 05/15/29[6]	1,250,000	1,199,781
Deuce FinCo plc
5.50% due 06/15/27	GBP 900,000	1,143,559
Tempur Sealy International, Inc.
3.88% due 10/15/31[6]	700,000	615,638
4.00% due 04/15/29[6]	500,000	463,646
Allison Transmission, Inc.
3.75% due 01/30/31[1,6]	1,100,000	999,643
Clarios Global, LP
6.75% due 05/15/25[6]	990,000	990,877
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[6]	975,000	977,871
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[6]	850,000	840,702
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[6]	531,000	530,677
Velocity Vehicle Group LLC
8.00% due 06/01/29[6]	370,000	384,843
United Airlines Class AA Pass Through Trust
3.45% due 12/01/27	390,593	373,291
Superior Plus, LP
4.25% due 05/18/28[6]	CAD 350,000	244,838
Aramark Services, Inc.
5.00% due 02/01/28[6]	110,000	107,892
Exide Technologies
due 10/31/24†††,17	2,353,687	2
Total Consumer, Cyclical		110,169,008
Communications - 4.8%
McGraw-Hill Education, Inc.
8.00% due 08/01/29[1,6]	6,300,000	6,273,792
5.75% due 08/01/28[1,6]	3,525,000	3,454,936
Altice France S.A.
5.50% due 10/15/29[1,6]	8,175,000	5,672,146
5.13% due 07/15/29[1,6]	3,025,000	2,110,504
8.13% due 02/01/27[6]	1,300,000	1,045,598
Cogent Communications Group LLC
7.00% due 06/15/27[1,6]	7,500,000	7,590,630
VZ Secured Financing B.V.
5.00% due 01/15/32[1,6]	6,850,000	6,197,377
British Telecommunications plc
4.88% due 11/23/81[1,5,6]	5,550,000	5,076,212
4.25% due 11/23/81[1,5,6]	950,000	914,755
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[1,6]	5,725,000	5,403,457
Paramount Global
4.95% due 05/19/50[1]	6,390,000	4,769,967
Sunrise FinCo I B.V.
4.88% due 07/15/31[1,6]	4,550,000	4,234,822
AMC Networks, Inc.
4.25% due 02/15/29[1]	3,450,000	2,446,370
10.25% due 01/15/29[6]	1,100,000	1,105,500
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[6]	2,114,000	1,932,752
5.13% due 07/15/29[1,6]	1,900,000	1,534,255
Corning, Inc.
4.38% due 11/15/57	4,100,000	3,380,083
Vodafone Group plc
5.13% due 06/04/81[1,5]	4,100,000	3,216,395
CSC Holdings LLC
11.25% due 05/15/28[6]	2,750,000	2,443,892
4.63% due 12/01/30[1,6]	1,913,000	747,972
Ciena Corp.
4.00% due 01/31/30[1,6]	2,150,000	2,017,997
Sirius XM Radio, Inc.
3.88% due 09/01/31[1,6]	2,300,000	1,973,621
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[1,6]	1,225,000	1,024,101
4.25% due 01/15/34[6]	750,000	604,808
4.50% due 05/01/32	325,000	277,503
Rogers Communications, Inc.
4.55% due 03/15/52	2,200,000	1,864,027
Level 3 Financing, Inc.
3.88% due 10/15/30[6]	1,500,000	1,020,702
4.00% due 04/15/31[6]	600,000	401,995
11.00% due 11/15/29[6]	347,164	380,598
Vmed O2 UK Financing I plc
4.25% due 01/31/31[6]	1,225,000	1,064,945
4.75% due 07/15/31[6]	650,000	570,246
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	2,000,000	1,309,770
Virgin Media Secured Finance plc
4.50% due 08/15/30[6]	1,200,000	1,059,626
Zayo Group Holdings, Inc.
4.00% due 03/01/27[1,6]	1,050,000	916,475
Match Group Holdings II LLC
3.63% due 10/01/31[6]	875,000	776,966
Ziggo B.V.
4.88% due 01/15/30[6]	725,000	675,930

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 44.0% (continued)
Communication - 4.8% (continued)
Ziggo Bond Company B.V.
5.13% due 02/28/30[1,6]	500,000	$451,222
Total Communications		85,941,947
Industrial - 4.8%
AP Grange Holdings
6.50% due 03/20/45†††	11,000,000	11,000,000
5.00% due 03/20/45†††	1,200,000	1,200,000
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[6]	7,717,000	7,872,606
5.25% due 07/15/28[1,6]	2,025,000	1,962,275
Standard Industries, Inc.
4.38% due 07/15/30[1,6]	7,050,000	6,591,572
3.38% due 01/15/31[6]	1,100,000	961,922
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[1,6]	4,500,000	4,113,140
Builders FirstSource, Inc.
6.38% due 06/15/32[1,6]	2,500,000	2,574,783
4.25% due 02/01/32[6]	1,675,000	1,530,358
Calderys Financing LLC
11.25% due 06/01/28[1,6]	3,737,000	4,051,913
Victoria plc
3.63% due 08/05/26	EUR 4,004,000	3,917,245
Enviri Corp.
5.75% due 07/31/27[1,6]	3,624,000	3,531,382
Waste Pro USA, Inc.
5.50% due 02/15/26[6]	3,370,000	3,356,881
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[6]	1,875,000	1,938,618
9.25% due 04/15/27[6]	1,000,000	1,015,871
Artera Services LLC
8.50% due 02/15/31[6]	2,400,000	2,402,729
Clearwater Paper Corp.
4.75% due 08/15/28[1,6]	2,547,000	2,377,279
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR 1,800,000	2,158,040
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[1,6]	2,600,000	2,086,209
Howmet Aerospace, Inc.
3.00% due 01/15/29[1]	1,175,000	1,103,907
5.95% due 02/01/37	875,000	948,368
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[1,6]	1,900,000	2,021,381
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[1,6]	2,300,000	1,982,026
GrafTech Finance, Inc.
4.63% due 12/15/28[1,6]	2,860,000	1,914,718
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[1,6]	1,775,000	1,757,064
Deuce FinCo plc
5.50% due 06/15/27[6]	GBP 1,200,000	1,524,746
8.47% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 06/15/27◊	EUR 100,000	111,154
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[6]	1,625,000	1,624,806
TK Elevator US Newco, Inc.
5.25% due 07/15/27[6]	1,550,000	1,525,913
Cellnex Finance Company S.A.
3.88% due 07/07/41[6]	1,750,000	1,433,178
Worldpay US, Inc.
8.50% due 01/15/31	GBP 750,000	1,064,963
Amsted Industries, Inc.
4.63% due 05/15/30[6]	950,000	893,609
Ball Corp.
3.13% due 09/15/31[1]	875,000	765,006
GATX Corp.
4.00% due 06/30/30	560,000	540,038
TopBuild Corp.
4.13% due 02/15/32[6]	400,000	364,074
Arcosa, Inc.
4.38% due 04/15/29[6]	350,000	331,913
EnerSys
4.38% due 12/15/27[6]	325,000	317,476
Hillenbrand, Inc.
3.75% due 03/01/31[1]	250,000	222,028
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[6]	125,000	118,514
Enpro, Inc.
5.75% due 10/15/26	115,000	114,398
Vertical Midco GmbH
4.38% due 07/15/27	EUR 100,000	108,799
Total Industrial		85,430,902
Energy - 4.0%
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[1]	4,800,000	4,841,179
6.88% due 01/15/29[1]	2,980,000	3,001,312
ITT Holdings LLC
6.50% due 08/01/29[1,6]	8,050,000	7,590,552
Occidental Petroleum Corp.
6.20% due 03/15/40	2,100,000	2,194,697
7.00% due 11/15/27	2,000,000	2,098,816
4.30% due 08/15/39	2,100,000	1,782,983
4.63% due 06/15/45	750,000	614,400
Venture Global LNG, Inc.
9.88% due 02/01/32[1,6]	6,000,000	6,666,000
BP Capital Markets plc
4.88% [5,9]	6,750,000	6,612,409
NuStar Logistics, LP
6.38% due 10/01/30[1]	5,625,000	5,876,617
5.63% due 04/28/27	200,000	200,535
6.00% due 06/01/26	125,000	126,169
CVR Energy, Inc.
8.50% due 01/15/29[6]	3,500,000	3,565,800
5.75% due 02/15/28[6]	2,100,000	1,980,390
Energy Transfer, LP
7.38% due 02/01/31[1,6]	3,800,000	4,045,750
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	4,025,000	3,948,469

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 44.0% (continued)
Energy - 4.0% (continued)
Parkland Corp.
4.63% due 05/01/30[6]	2,700,000	$2,525,265
4.50% due 10/01/29[1,6]	1,300,000	1,227,167
Buckeye Partners, LP
5.85% due 11/15/43[1]	3,750,000	3,391,618
4.35% due 10/15/24	249,000	247,931
EnLink Midstream LLC
6.50% due 09/01/30[1,6]	2,600,000	2,779,675
Hess Corp.
5.60% due 02/15/41[1]	1,550,000	1,584,991
6.00% due 01/15/40[1]	1,000,000	1,061,741
Southwestern Energy Co.
5.38% due 02/01/29[1]	1,400,000	1,382,121
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[6]	775,000	718,414
Viper Energy, Inc.
7.38% due 11/01/31[6]	300,000	318,557
5.38% due 11/01/27[6]	200,000	198,197
DT Midstream, Inc.
4.13% due 06/15/29[1,6]	425,000	403,746
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[6]	226,408	204,074
Basic Energy Services, Inc.
due 10/15/23[17]	1,030,000	5,150
Total Energy		71,194,725
Technology - 2.5%
AthenaHealth Group, Inc.
6.50% due 02/15/30[6]	7,900,000	7,558,076
Cloud Software Group, Inc.
6.50% due 03/31/29[1,6]	5,630,000	5,549,738
TeamSystem S.p.A.
7.19% due 07/31/31	EUR 2,500,000	2,763,807
3.50% due 02/15/28	EUR 1,700,000	1,799,480
Capstone Borrower, Inc.
8.00% due 06/15/30[1,6]	3,800,000	4,002,483
NCR Voyix Corp.
5.25% due 10/01/30[1,6]	3,150,000	3,057,444
5.13% due 04/15/29[6]	900,000	882,587
Broadcom, Inc.
3.19% due 11/15/36[1,6]	4,400,000	3,640,669
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[1,6]	3,400,000	3,416,946
Twilio, Inc.
3.88% due 03/15/31[1]	2,000,000	1,834,275
Playtika Holding Corp.
4.25% due 03/15/29[1,6]	2,025,000	1,819,790
Dun & Bradstreet Corp.
5.00% due 12/15/29[6]	1,800,000	1,782,394
Gartner, Inc.
4.50% due 07/01/28[1,6]	1,700,000	1,669,565
Oracle Corp.
3.95% due 03/25/51[1]	2,100,000	1,623,862
Dye & Durham Ltd.
8.63% due 04/15/29[6]	1,200,000	1,257,379
Amentum Escrow Corp.
7.25% due 08/01/32[6]	700,000	731,919
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[6]	350,000	361,372
Booz Allen Hamilton, Inc.
4.00% due 07/01/29[6]	325,000	314,064
Total Technology		44,065,850
Basic Materials - 2.4%
Carpenter Technology Corp.
6.38% due 07/15/28	5,225,000	5,229,979
7.63% due 03/15/30	2,500,000	2,594,598
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[1,6]	6,075,000	5,985,942
Kaiser Aluminum Corp.
4.50% due 06/01/31[1,6]	4,860,000	4,367,510
4.63% due 03/01/28[6]	1,000,000	949,645
Alcoa Nederland Holding BV
5.50% due 12/15/27[6]	3,625,000	3,617,066
6.13% due 05/15/28[6]	1,475,000	1,494,020
SK Invictus Intermediate II SARL
5.00% due 10/30/29[1,6]	5,250,000	4,954,582
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[1,6]	3,060,000	2,936,815
WR Grace Holdings LLC
4.88% due 06/15/27[1,6]	2,325,000	2,273,612
7.38% due 03/01/31[6]	500,000	519,346
Compass Minerals International, Inc.
6.75% due 12/01/27[1,6]	2,550,000	2,479,888
Arsenal AIC Parent LLC
8.00% due 10/01/30[6]	1,550,000	1,666,475
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[6]	1,625,000	1,640,090
Minerals Technologies, Inc.
5.00% due 07/01/28[6]	1,350,000	1,309,797
HB Fuller Co.
4.25% due 10/15/28	1,150,000	1,095,378
Mirabela Nickel Ltd.
due 06/24/19†††,2,17	2,667,995	13,340
Total Basic Materials		43,128,083
Utilities - 0.5%
Terraform Global Operating, LP
6.13% due 03/01/26[1,6]	5,255,000	5,254,050
Alexander Funding Trust II
7.47% due 07/31/28[6]	1,950,000	2,094,737
Clearway Energy Operating LLC
3.75% due 02/15/31[1,6]	1,663,000	1,508,968
3.75% due 01/15/32[6]	525,000	466,320
Total Utilities		9,324,075
Government - 0.2%
CoBank ACB
7.25% [5,9]	4,300,000	4,433,463

Total Corporate Bonds
(Cost $831,736,078)		789,613,004
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7%
Consumer, Cyclical - 8.4%
Pacific Bells LLC
10.10% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	7,848,957	7,836,713

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Consumer, Cyclical - 8.4% (continued)
FR Refuel LLC
10.11% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28	7,786,000	$7,630,280
First Brands Group LLC
10.51% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	6,182,173	6,099,084
MB2 Dental Solutions, LLC
11.25% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 02/13/31†††	5,937,614	5,902,471
Alexander Mann
11.49% (2 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	5,331,710	5,191,753
BRE/Everbright M6 Borrower LLC
10.41% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 09/09/26	5,181,821	5,181,821
Accuride Corp.
11.93% (3 Month Term SOFR + 1.00%, Rate Floor: 2.00%) (in-kind rate was 5.87%) due 05/18/26[10]	5,483,672	3,668,576
15.25% (1 Month Term SOFR - –%) (in-kind rate was 15.25%) due 09/30/24[10]	1,162,308	1,106,960
QSRP Finco B.V.
8.96% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 06/14/31	EUR 4,100,000	4,528,130
Shaw Development LLC
11.25% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††	4,456,915	4,380,180
Secretariat Advisors LLC
10.35% (3 Month Term SOFR + 5.01%, Rate Floor: 5.76%) due 12/29/28†††	4,296,000	4,274,520
BIFM CA Buyer, Inc.
9.50% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/31/28	4,100,619	4,113,454
ImageFIRST Holdings LLC
9.39% ((1 Month Term SOFR + 4.25%) and (3 Month Term SOFR + 4.25%), Rate Floor: 5.00%) due 04/27/28†††	4,121,751	4,111,446
Zephyr Bidco Ltd.
10.45% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 07/20/28	GBP 3,000,000	3,953,104
Casper Bidco SAS (B&B Hotels)
7.85% (1 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/21/31	EUR 3,500,000	3,871,551
Truck Hero, Inc.
8.86% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28	3,870,000	3,814,388
Normec 1 B.V.
7.59% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/16/31	EUR 3,393,158	3,760,381
Thevelia US LLC
7.47% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/18/29	EUR 2,100,000	2,326,784
8.51% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/18/29	1,016,750	1,021,834
Alterra Mountain Co.
8.75% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/31/30	2,650,000	2,661,051
8.50% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/17/28	578,318	578,752
The Facilities Group
10.64% ((3 Month Term SOFR + 5.59%) and (6 Month Term SOFR + 5.59%), Rate Floor: 6.59%) due 11/30/27†††	3,276,362	3,220,747
NFM & J LLC
11.10% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	3,223,244	3,168,530
Apro LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31	3,150,000	3,150,000
Da Vinci Purchaser Corp.
8.75% (1 Month Term SOFR + 3.50%, Rate Floor: 4.50%) due 01/08/27	3,128,536	3,131,790
Entain Holdings (Gibraltar) Ltd.
6.92% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR 2,750,000	3,046,098

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Consumer, Cyclical - 8.4% (continued)
Breitling Financing SARL
7.57% (6 Month EURIBOR + 3.90%, Rate Floor: 3.90%) due 10/25/28	EUR 2,800,000	$3,001,132
One Hotels GmbH
8.21% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 04/02/31	EUR 2,600,000	2,881,988
Seren BidCo AB
8.73% (3 Month SOFR + 3.40%, Rate Floor: 3.90%) due 11/16/28	2,793,000	2,805,233
PetSmart LLC
9.10% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	2,764,500	2,743,766
Mavis Tire Express Services TopCo Corp.
8.75% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 05/04/28	2,685,291	2,686,687
Arcis Golf LLC
9.11% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/24/28	2,670,704	2,676,259
Caesars Entertainment, Inc.
8.00% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/06/31	1,995,000	1,991,668
8.00% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/06/30	521,125	520,880
Drive Bidco B.V.
8.13% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 05/09/31†††	EUR 2,200,000	2,425,934
BCPE Empire Holdings, Inc.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/11/28	2,069,813	2,071,116
Orion Group
11.85% (3 Month Term SOFR + 6.25%, Rate Floor: 7.25%) due 03/19/27†††	1,880,385	1,841,222
Scientific Games Corp.
8.32% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	1,843,125	1,834,149
CNT Holdings I Corp.
8.75% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 11/08/27	1,790,129	1,793,728
Sweetwater Sound
9.61% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	1,761,702	1,761,702
SHO Holding I Corp.
10.82% (3 Month Term SOFR + 5.51%, Rate Floor: 6.51%) due 04/27/24†††	1,934,502	1,092,993
7.46% (1 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 06/30/29†††	403,070	354,701
11.96% (1 Month Term SOFR + 6.50%, Rate Floor: 7.50%) due 06/30/29†††	282,561	282,561
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.67% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/03/25	2,424,465	1,631,471
Ontario Gaming GTA, LP
9.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/30	1,492,500	1,491,963
Packers Holdings LLC
8.60% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	2,687,486	1,424,368
Holding SOCOTEC
9.57% (3 Month SOFR + 4.00%, Rate Floor: 4.75%) due 06/30/28	1,309,500	1,309,500
Fertitta Entertainment LLC
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 01/27/29	1,173,737	1,170,990
Parts Holding Europe
7.19% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/03/31	EUR 1,000,000	1,106,058
AAL Delaware Holdco, Inc.
8.75% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/22/31	1,070,000	1,073,007
Dealer Tire LLC
8.75% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/02/31	1,000,000	1,003,750
Bulldog Purchaser, Inc.
9.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 06/30/31	920,000	921,840

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Consumer, Cyclical - 8.4% (continued)
PT Intermediate Holdings III LLC
5.17% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/03/30†††	909,545	$904,997
Congruex Group LLC
11.15% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29	1,176,000	901,475
Elvis UK HoldCo Ltd.
7.85% (3 Month EURIBOR + 4.18%, Rate Floor: 4.18%) due 10/19/28	EUR 800,000	887,464
Checkers Holdings, Inc.
14.70% (6 Month Term SOFR + 3.00%, Rate Floor: 3.00%) (in-kind rate was 6.00%) due 06/16/28†††,10	677,225	677,225
12.70% (6 Month Term SOFR + 3.00%, Rate Floor: 3.00%) (in-kind rate was 4.00%) due 06/16/27†††,10	94,979	94,979
Clarios Global, LP
6.59% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 07/16/31	EUR 600,000	662,169
CCRR Parent, Inc.
9.61% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	741,699	652,080
SHO Holding I Corp.
10.58% (3 Month Term SOFR + 5.26%, Rate Floor: 6.26%) due 04/27/24	484,000	295,240
EG Finco Ltd.
11.07% (3 Month SOFR + 5.50%, Rate Floor: 5.50%) due 02/07/28	168,441	167,880
Total Consumer, Cyclical		150,872,573
Consumer, Non-cyclical - 8.0%
Southern Veterinary Partners LLC
9.00% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/05/27	7,591,083	7,622,586
HAH Group Holding Co. LLC
10.35% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27	7,629,678	7,616,936
LaserAway Intermediate Holdings II LLC
11.30% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27	7,518,769	7,462,378
Quirch Foods Holdings LLC
10.64% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27	6,795,281	6,396,602
Women's Care Holdings, Inc.
9.85% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	6,620,250	6,145,777
Nidda Healthcare Holding GmbH
due 02/21/30	EUR 3,550,000	3,922,032
7.10% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR 1,900,000	2,095,125
PlayCore
9.75% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/20/30	4,887,750	4,899,187
Florida Food Products LLC
10.36% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	5,572,489	4,868,962
Bowtie Germany Bidco GMBH
7.59% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 08/01/31	EUR 4,200,000	4,591,864
Rainbow Finco SARL
9.70% (3 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 02/26/29	GBP 3,000,000	3,903,857
9.82% (6 Month SOFR + 4.50%, Rate Floor: 5.25%) due 02/26/29	700,000	679,875
Gibson Brands, Inc.
10.58% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/11/28	4,801,875	4,507,760
National Mentor Holdings, Inc.
9.11% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	4,257,808	4,102,143
9.18% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	150,000	144,516
VC GB Holdings I Corp.
9.10% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/21/28	4,239,130	4,229,126

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Consumer, Non-Cyclical - 8.0% (continued)
Curriculum Associates LLC
10.19% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 01/27/27†††	4,200,000	$4,184,943
Celeste Bidco B.V.
8.21% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 07/22/29	EUR 3,750,000	4,155,179
Albion Financing 3 SARL
due 08/16/29	EUR 3,700,000	4,109,634
Midwest Veterinary Partners LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/27/28	3,900,000	3,909,750
Heritage Grocers Group LLC
12.18% (3 Month Term SOFR + 6.75%, Rate Floor: 7.50%) due 08/01/29	3,801,633	3,814,939
Blue Ribbon LLC
11.58% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	5,883,566	3,747,126
AI Aqua Merger Sub, Inc.
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/31/28†††	3,740,625	3,745,301
Cambrex Corp.
8.85% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 12/04/26	3,392,359	3,369,732
Balrog Acquisition, Inc.
9.86% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	3,019,500	3,000,628
Weber-Stephen Products LLC
8.61% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/30/27	3,000,186	2,779,552
PetIQ LLC
9.64% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/13/28	2,430,486	2,425,941
Chefs' Warehouse, Inc.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 08/23/29	2,408,542	2,407,048
Lyons Magnus
12.00% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) (in-kind rate was 4.25%) due 05/10/27[10]	2,539,013	2,325,304
Artemis Acquisitions UK Ltd.
7.45% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/04/31	EUR 2,000,000	2,206,788
Outcomes Group Holdings, Inc.
9.50% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/06/31	2,150,000	2,160,213
Confluent Health LLC
9.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/30/28	2,152,254	2,103,828
IVI America LLC
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/09/31	2,050,000	2,064,944
Domidep
8.34% (1 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 10/30/29	EUR 1,800,000	1,977,155
Aenova Holding Gmbh
due 08/22/31	EUR 1,725,000	1,909,304
Summit Behavioral Healthcare LLC
9.31% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 11/24/28†††	1,794,924	1,732,102
Eyecare Partners LLC
9.99% (3 Month Term SOFR + 1.00%, Rate Floor: 1.00%) (in-kind rate was 3.61%) due 11/30/28[10]	1,468,930	918,081
11.03% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28	350,691	352,532
Artisan Newco B.V.
7.83% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 02/12/29	EUR 1,100,000	1,221,333
Midwest Physician Administrative Services
8.60% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	1,274,162	1,111,707
Stars UK Bidco Ltd.
7.87% (6 Month EURIBOR + 4.20%, Rate Floor: 4.20%) due 08/09/29	EUR 1,000,000	1,111,618
AI Monet (Luxembourg) Parentco SARL
8.21% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 03/06/31	EUR 1,000,000	1,106,500

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Consumer, Non-Cyclical - 8.0% (continued)
Financiere N
8.72% (3 Month EURIBOR + 5.00%, Rate Floor: 5.00%) due 01/22/29	EUR 1,000,000	$1,105,638
Resonetics LLC
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/18/31	1,000,000	1,001,750
Moran Foods LLC
12.68% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††	1,812,226	1,001,438
Financiere Mendel
8.35% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/12/30	922,688	923,555
Balrog Acquisition, Inc.
9.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 09/05/28	707,860	705,503
Snacking Investments US LLC (Arnott's)
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 12/18/26	456,402	457,831
TGP Holdings LLC
8.60% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	376,631	352,982
Triton Water Holdings, Inc.
8.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28	221,574	221,423
Surgery Center Holdings, Inc.
8.06% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 12/19/30	124,688	124,807
Total Consumer, Non-cyclical		143,034,835
Industrial - 7.4%
Arcline FM Holdings LLC
9.65% (6 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 06/23/28†††	7,099,250	7,138,083
CapStone Acquisition Holdings, Inc.
due 11/12/29	6,068,676	6,023,161
Geo Parent Corp.
10.60% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 12/19/28†††	4,837,875	4,837,875
Charter Next Generation Inc.
8.50% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/01/27	4,656,744	4,666,197
Engineering Research And Consulting LLC
due 08/29/31	4,600,000	4,508,000
Fugue Finance LLC
7.76% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 01/31/28	EUR 2,000,000	2,221,755
8.81% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/26/31	2,194,500	2,207,667
Boluda Towage S.L.
7.26% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/30	EUR 3,950,000	4,377,487
Integrated Power Services Holdings, Inc.
9.86% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††	4,389,754	4,376,491
Michael Baker International LLC
10.00% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/01/28†††	4,320,685	4,336,888
FCG Acquisitions, Inc
9.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/31/28	4,308,895	4,308,895
Inspired Finco Holdings Ltd.
7.59% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/28/31	EUR 2,550,000	2,825,324
7.59% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/31/28	EUR 1,250,000	1,383,899
NA Rail Hold Co. LLC
9.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.25%) due 10/19/26	4,206,482	4,203,873
Pelican Products, Inc.
9.85% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	4,474,854	4,096,102
Foundation Building Materials Holding Company LLC
9.25% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.00%) due 01/29/31	4,139,625	4,004,135

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Industrial - 7.4% (continued)
STS Operating, Inc.
9.35% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	3,990,000	$ 3,963,387
Merlin Buyer, Inc.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	3,910,000	3,885,563
American Bath Group LLC
9.10% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/23/27	4,025,859	3,876,580
CPM Holdings, Inc.
9.84% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/28/28	3,842,717	3,690,200
Dispatch Terra Acquisition LLC
9.73% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	4,110,282	3,468,051
StandardAero
8.75% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/24/28	3,452,149	3,463,127
ASP Dream Acquisiton Co. LLC
9.60% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28†††	3,239,679	3,239,679
Aegion Corp.
9.00% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/17/28	2,999,031	3,002,780
Anchor Packaging LLC
9.00% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/18/29	2,577,871	2,585,604
AI Convoy Luxembourg SARL
7.62% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 01/18/27	EUR 2,200,000	2,444,393
Savage Enterprises LLC
8.25% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 09/15/28	2,400,000	2,406,744
Bleriot US Bidco LLC
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/31/30	2,321,334	2,331,502
Mauser Packaging Solutions Holding Co.
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/15/27	2,286,347	2,292,063
CapStone Acquisition Holdings, Inc.
10.19% (1 Month Term SOFR + 4.85%, Rate Floor: 5.85%) due 11/12/27†††	2,290,936	2,280,499
Atlantic Aviation
8.75% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 09/22/28	2,167,124	2,172,823
Weener Plastics Group B.V.
8.16% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/17/28	EUR 1,900,000	2,103,883
White Cap Supply Holdings LLC
8.50% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	1,968,241	1,955,015
Artera Services LLC
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	1,745,625	1,727,628
OptiGroup
8.84% (1 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 03/16/29	EUR 1,600,000	1,659,660
Service Logic Acquisition, Inc.
9.51% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.75%) due 10/29/27	1,641,517	1,641,517
DXP Enterprises, Inc.
10.16% (6 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/11/30	1,538,375	1,545,421
ProAmpac PG Borrower LLC
9.23% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 09/15/28	1,320,441	1,322,091
ILPEA Parent, Inc.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 06/22/28†††	1,246,059	1,246,059
LBM Acquisition LLC
9.14% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	1,245,000	1,206,940

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Industrial - 7.4% (continued)
Spring Education Group, Inc.
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/04/30	1,194,000	$1,202,215
API Holdings III Corp.
12.33% (3 Month Term SOFR + 1.00%, Rate Floor: 1.00%) (in-kind rate was 6.00%) due 05/07/27[10]	1,632,086	1,175,102
Solis IV B.V.
7.53% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/26/29	EUR 1,000,000	1,104,079
Merlin Buyer, Inc.
10.00% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28†††	1,091,709	1,091,709
Valcour Packaging LLC
9.33% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 2.25%) due 10/04/28[10]	432,894	364,713
10.56% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 10/04/28	360,023	361,373
TK Elevator Midco GmbH
6.61% (1 Week EURIBOR + 3.00%, Rate Floor: 3.00%) due 01/29/27†††	EUR 572,451	606,765
Berlin Packaging LLC
9.09% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 06/07/31	470,000	469,511
Patriot Container Corp. (Wastequip)
9.10% (3 Month Term SOFR + 3.85%, Rate Floor: 4.85%) due 03/20/25	347,222	339,149
Sundyne (Star US Bidco)
9.60% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/17/27	318,091	319,882
Osmose Utility Services, Inc.
8.61% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	294,697	292,793
Park River Holdings, Inc.
8.84% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	234,535	228,261
API Holdings III Corp.
13.33% (3 Month Term SOFR + 1.00%, Rate Floor: 2.00%) (in-kind rate was 7.00%) due 03/25/27†††,10	122,909	120,119
Total Industrial		132,702,712
Technology - 7.0%
Visma AS
7.75% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/05/28†††	EUR 7,750,000	8,481,649
Avalara, Inc.
12.08% (3 Month Term SOFR + 6.75%, Rate Floor: 7.50%) due 10/19/28†††	7,000,000	6,930,878
Datix Bidco Ltd.
10.70% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/25/31†††	GBP 3,920,000	5,108,230
10.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††	1,110,000	1,101,438
Polaris Newco LLC
8.94% ((3 Month Term SOFR + 3.50%) and (Commercial Prime Lending Rate + 2.50%), Rate Floor: 3.50%) due 06/04/26†††	5,260,800	5,029,235
Finastra
12.46% (6 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††	4,875,500	4,838,679
Concorde Lux
7.85% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR 4,252,725	4,712,975
Precise Midco B.V.
7.94% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 10/16/30	EUR 2,624,615	2,919,993
7.44% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 05/13/26	EUR 775,385	859,914
7.72% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 11/15/30	EUR 717,500	793,914
Team.Blue Finco SARL
7.42% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 03/30/28	EUR 4,150,000	4,559,632
Boxer Parent Co., Inc.
9.01% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/31	4,497,500	4,483,468

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Technology - 7.0% (continued)
DS Admiral Bidco LLC
9.59% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31†††	4,400,000	$4,268,000
Blackhawk Network Holdings, Inc.
10.25% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/12/29	4,190,000	4,217,486
Modena Buyer LLC
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	4,350,000	4,163,298
Leia Finco US LLC
due 07/02/31	4,200,000	4,158,882
Bock Capital Bidco B.V.
7.22% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/29/28	EUR 3,800,000	4,151,729
Wrench Group LLC
9.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/28	4,135,016	4,133,279
Apttus Corp.
9.46% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/08/28	3,782,938	3,792,869
8.79% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 05/08/28	115,000	115,719
Pushpay USA, Inc.
9.84% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/16/31	3,750,000	3,721,875
Xerox Corp.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/17/29	3,461,250	3,430,964
Central Parent LLC
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	3,206,250	3,174,989
TSG Solutions Holding
7.39% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/30/29	EUR 2,800,000	3,100,460
isolved, Inc.
8.75% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/15/30	2,694,000	2,704,103
Project Ruby Ultimate Parent Corp.
8.61% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/10/28	2,225,250	2,224,048
8.86% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/10/28	448,875	449,436
Planview Parent, Inc.
9.08% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/17/27	2,650,000	2,640,063
Indicor LLC
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/22/29	2,567,630	2,572,662
Epicor Software
8.50% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/30/31	2,156,135	2,163,401
Sitecore Holding III A/S
13.30% (6 Month Term SOFR + 7.00%, Rate Floor: 7.50%) (in-kind rate was 0.75%) due 03/12/29†††,10	2,036,181	2,018,906
Aston FinCo SARL
9.61% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 10/09/26	1,623,500	1,529,337
9.72% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP 387,055	469,328
Atlas CC Acquisition Corp.
9.57% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	2,476,439	1,877,661
Alteryx, Inc.
11.75% (1 Month Term SOFR + 6.50%, Rate Floor: 7.25%) due 03/19/31†††	1,844,444	1,844,444
Azalea TopCo
8.75% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/30/31	1,750,000	1,744,383
Sitecore Holding III A/S
10.80% (6 Month EURIBOR + 7.00%, Rate Floor: 7.00%) due 03/12/29	EUR 1,502,274	1,646,164

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Technology - 7.0% (continued)
Dye & Durham Corp.
9.68% (3 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 04/11/31	1,500,000	$1,503,750
Conair Holdings LLC
9.11% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	1,415,083	1,308,952
Azurite Intermediate Holdings, Inc.
11.75% (1 Month Term SOFR + 6.50%, Rate Floor: 7.25%) due 03/19/31†††	1,268,056	1,268,056
CoreLogic, Inc.
8.86% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	1,248,446	1,231,279
VS Buyer LLC
8.59% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/12/31	1,125,000	1,125,000
Upland Software, Inc.
9.10% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/06/26	1,127,222	1,086,360
Waystar Technologies, Inc.
8.00% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/22/29	1,064,067	1,067,398
BEP Intermediate Holdco LLC
9.00% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/25/31†††	900,000	902,250
SUSE
9.35% (1 Month SOFR + 4.00%, Rate Floor: 4.50%) due 11/09/30	498,750	501,558
Polaris Newco LLC
9.51% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	334,059	331,263
Total Technology		126,459,357
Financial - 5.2%
Eisner Advisory Group
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	8,407,750	8,414,052
Higginbotham Insurance Agency, Inc.
9.75% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	8,061,421	7,996,629
10.00% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/24/28†††	104,675	103,833
HighTower Holding LLC
8.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/21/28	7,976,693	7,986,664
Claudius Finance Parent SARL
7.20% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/10/28	EUR 4,650,000	5,129,033
Kestra Advisor Services Holdings A, Inc.
9.06% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/22/31	4,550,000	4,541,492
AqGen Island Holdings, Inc.
8.86% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/02/28	4,178,020	4,183,243
Howden Group Holdings Ltd.
7.63% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/15/31	EUR 3,750,000	4,152,402
Asurion LLC
9.60% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	3,906,936	3,881,111
Duff & Phelps
9.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	1,994,611	1,978,515
7.72% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/09/27	EUR 1,731,959	1,885,300
Nexus Buyer LLC
9.25% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/31/31	3,622,721	3,587,254
Tegra118 Wealth Solutions, Inc.
9.13% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	3,730,570	3,555,718
Claros Mortgage Trust, Inc.
9.85% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/09/26	3,430,675	3,241,988

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Financial - 5.2% (continued)
Aretec Group, Inc.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/30	3,176,000	$3,105,683
Osaic Holdings, Inc.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/17/28	2,949,500	2,920,329
Alter Domus
8.82% (3 Month SOFR + 3.25%, Rate Floor: 4.00%) due 02/17/28	2,709,000	2,713,524
Cervantes Bidco S.L.U.
due 06/13/31	EUR 2,400,000	2,659,182
Assetmark Financial Holdings, Inc.
due 06/03/31	2,620,000	2,602,525
Cobham Ultra SeniorCo SARL
9.24% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	2,568,604	2,522,061
Franchise Group, Inc.
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	3,995,519	2,397,312
Apex Group Treasury LLC
9.08% (6 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 07/27/28†††	2,019,250	2,031,870
9.24% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/27/28†††	295,000	296,475
Navacord Inc.
8.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/15/30†††	1,840,750	1,845,545
OEG Borrower LLC
8.83% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/30/31	1,750,000	1,745,625
Ardonagh Midco 3 plc
9.90% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/16/31†††	1,616,867	1,594,350
8 Midco 3 plc
due 02/17/31	1,550,000	1,557,750
Saphilux SARL
8.56% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/18/28	1,339,250	1,340,924
Sandy Bidco B.V.
7.41% (6 Month EURIBOR + 3.60%, Rate Floor: 3.60%) due 08/17/29	EUR 1,100,000	1,210,693
Avison Young (Canada), Inc.
13.60% (3 Month Term SOFR + 8.00%, Rate Floor: 10.00%) due 03/12/29	1,086,626	810,526
13.10% (3 Month Term SOFR + 7.50%, Rate Floor: 9.50%) due 03/13/28	367,626	365,482
Global Blue Acquisition B.V.
7.76% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/05/30	EUR 1,000,000	1,110,391
Total Financial		93,467,481
Communications - 1.0%
FirstDigital Communications LLC
11.75% (Commercial Prime Lending Rate + 3.25%, Rate Floor: 4.00%) due 12/17/26†††	7,940,000	7,760,749
Syndigo LLC
9.86% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 12/15/27	4,450,500	4,422,684
Simon & Schuster
9.26% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/30	2,493,750	2,498,438
Cengage Learning, Inc.
9.54% (6 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/24/31	1,695,750	1,699,989
Xplornet Communications, Inc.
9.57% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 10/02/28	4,533,750	786,198
McGraw Hill LLC
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 07/28/28	675,220	675,700
9.23% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 08/06/31	19,523	19,572

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Communications - 1.0% (continued)
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
9.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/18/28	439,875	$441,524
Total Communications		18,304,854
Basic Materials - 0.9%
Illuminate Buyer LLC
8.86% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/31/29	3,291,750	3,299,979
Pregis TopCo Corp.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/31/26	3,133,594	3,135,568
Vector WP Holdco, Inc.
10.36% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/12/28	3,037,125	3,006,754
Eden S.A.S.
7.72% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 06/22/29	EUR 2,100,000	2,331,636
Discovery Purchaser Corp.
due 10/04/29	1,685,000	1,683,197
Arsenal AIC Parent LLC
8.56% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/18/30	893,261	894,378
NIC Acquisition Corp.
9.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	1,043,229	863,272
Pregis TopCo LLC
9.36% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 07/31/26	651,575	651,849
Schur Flexibles GmbH
9.36% (6 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 09/28/27	EUR 312,500	202,092
Vantage Specialty Chemicals, Inc.
9.87% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26	124,055	122,815
Total Basic Materials		16,191,540
Energy - 0.7%
BANGL LLC
9.82% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	7,543,037	7,599,610
Par Petroleum LLC
9.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	3,851,250	3,868,581
Venture Global Calcasieu Pass LLC
8.22% (1 Month Term SOFR + 2.88%, Rate Floor: 2.88%) due 08/19/26	794,212	794,212
AL GCX Holdings LLC
8.08% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 05/17/29	666,566	667,953
Permian Production Partners LLC
13.36% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,10	315,772	312,614
Total Energy		13,242,970
Utilities - 0.1%
Franklin Energy (KAMC Holdings, Inc.)
9.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/14/26	1,571,625	1,548,051
Total Senior Floating Rate Interests
(Cost $708,378,340)		695,824,373
ASSET-BACKED SECURITIES†† - 19.7%
Collateralized Loan Obligations - 8.6%
Palmer Square Loan Funding Ltd.
2022-1A D, 10.30% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,6	8,750,000	8,759,866
2021-3A D, 10.54% (3 Month Term SOFR + 5.26%, Rate Floor: 5.26%) due 07/20/29◊,6	7,000,000	7,010,613
2024-3A CR, 8.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/15/31◊,6	3,500,000	3,490,193
2021-2A D, 10.39% (3 Month Term SOFR + 5.26%, Rate Floor: 5.26%) due 05/20/29◊,6	2,000,000	2,002,929
Madison Park Funding LIII Ltd.
2022-53A E, 11.28% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/21/35◊,6	18,500,000	18,369,643

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.7% (continued)
Collateralized Loan Obligations - 8.6% (continued)
CIFC Funding Ltd.
2021-4RA DR, 12.55% (3 Month Term SOFR + 7.26%, Rate Floor: 7.00%) due 01/17/35◊,6	11,000,000	$10,792,450
2022-3A E, 12.55% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%) due 04/21/35◊,6	2,000,000	1,997,387
Boyce Park CLO Ltd.
2022-1A E, 11.53% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,6	10,000,000	9,948,044
Fortress Credit Opportunities IX CLO Ltd.
2021-9A DR, 9.51% (3 Month Term SOFR + 4.21%, Rate Floor: 3.95%) due 10/15/33◊,6	8,000,000	7,952,157
Fontainbleau Vegas
10.98% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	6,500,000	6,500,000
Cerberus Loan Funding XLIV LLC
2024-5A C, 9.50% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,6	6,100,000	6,134,502
Cerberus Loan Funding XLII LLC
2023-3A C, 9.44% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,6	5,750,000	5,756,398
Carlyle Global Market Strategies
2022-1A E, 12.65% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,6	5,500,000	5,449,593
Cerberus Loan Funding XLV LLC
2024-1A D, 10.30% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/36◊,6	5,000,000	4,999,801
Ares Direct Lending CLO 2 LLC
2024-2A D, due 10/20/36◊,6	4,800,000	4,797,727
Owl Rock CLO I LLC
2024-1A C, 9.38% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,6	4,600,000	4,616,553
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 11.55% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,6	4,250,000	4,231,938
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A DR, 8.63% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 04/20/37◊,6	3,450,000	3,457,548
ACRES Commercial Realty Ltd.
2021-FL2 C, 8.10% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 01/15/37◊,6	1,750,000	1,659,566
2021-FL2 D, 8.55% (1 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 01/15/37◊,6	1,750,000	1,640,651
Cerberus Loan Funding XLVI, LP
2024-2A D, 10.26% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 07/15/36◊,6	3,200,000	3,198,750
KREF Ltd.
2021-FL2 AS, 6.75% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,6	2,850,000	2,786,816
Owl Rock CLO XVI LLC
2024-16A C, 8.58% (3 Month Term SOFR + 3.30%, Rate Floor: 3.30%) due 04/20/36◊,6	2,650,000	2,670,496
Golub Capital Partners CLO 46M Ltd.
2024-46A CR, 8.33% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 04/20/37◊,6	2,600,000	2,599,827
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[6,11]	3,650,000	2,458,275
2013-1A INC, due 10/15/30[6,11]	3,000,000	81,210
Cerberus Loan Funding XL LLC
2023-1A D, 11.70% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 03/22/35◊,6	2,500,000	2,523,207
Cerberus Loan Funding XLVII LLC
2024-3A D, 9.68% (3 Month Term SOFR + 4.35%, Rate Floor: 4.35%) due 07/15/36◊,6	2,450,000	2,448,713
LCCM Trust
2021-FL2 C, 7.60% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 12/13/38◊,6	2,600,000	2,444,530

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.7% (continued)
Collateralized Loan Obligations - 8.6% (continued)
FS Rialto Issuer LLC
2022-FL6 C, 9.57% (1 Month Term SOFR + 4.23%, Rate Floor: 4.23%) due 08/17/37◊,6	2,250,000	$2,242,693
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 9.39% (3 Month Term SOFR + 4.11%, Rate Floor: 4.11%) due 08/26/33◊,6	2,250,000	2,238,385
Carlyle US CLO Ltd.
2022-4A DR, 11.90% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,6	2,000,000	1,985,703
Madison Park Funding LVIII Ltd.
2024-58A D, 8.97% (3 Month Term SOFR + 3.65%, Rate Floor: 3.65%) due 04/25/37◊,6	1,700,000	1,717,224
FS RIALTO
2021-FL2 C, 7.50% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,6	1,400,000	1,345,188
Cerberus Loan Funding XXXIII, LP
2021-3A D, 9.56% (3 Month Term SOFR + 4.26%, Rate Floor: 4.00%) due 07/23/33◊,6	1,200,000	1,198,088
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[6,11]	3,555,000	639,118
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[6,11]	2,600,000	539,500
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[6,11]	1,153,846	434,692
A10 Permanent Asset Financing LLC
2017-II C1, 6.24% (WAC) due 06/15/51◊,6	250,000	186,692
KVK CLO Ltd.
2013-1A SUB, due 01/14/28[1,6,11]	2,300,000	90,620
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[6,11]	3,000,000	89,400
Dryden Senior Loan Fund
2015-37X , due 01/15/31[11]	2,998,799	64,097
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[6,11]	1,850,000	43,773
Atlas Senior Loan Fund IX Ltd.
2018-9A SUB, due 04/20/28[1,6,11]	2,600,000	31,096
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[6,11]	3,566,667	29,603
Dryden 37 Senior Loan Fund
2015-37A SUB, due 01/15/31[6,11]	1,050,000	22,443
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[6,11]	814,751	7,219
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[6,11]	1,500,000	150
West CLO Ltd.
2013-1A SUB, due 11/07/25[6,11]	1,350,000	135
Total Collateralized Loan Obligations		153,685,202
Transport-Aircraft - 3.5%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[6,12]	9,314,185	8,734,470
2019-1, 5.19% due 12/15/44[6,12]	2,050,214	1,845,544
Sprite Ltd.
2021-1, 3.75% due 11/15/46[6]	9,872,404	9,389,697
AASET Trust
2021-2A, 2.80% due 01/15/47[6]	3,412,563	3,093,501
2019-2, 4.46% due 10/16/39[6]	3,524,131	2,114,511
2020-1A, 3.35% due 01/16/40[6]	1,859,444	1,775,786
2020-1A, 4.34% due 01/16/40[6]	1,111,510	919,672
2019-1, 3.84% due 05/15/39[6]	156,949	151,460
Project Silver
2019-1, 3.97% due 07/15/44[6]	7,472,592	6,874,934
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	6,260,266	5,766,077
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[6]	3,822,457	3,535,937
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[6]	3,176,613	2,954,472
Start Ltd.
2018-1, 4.09% due 05/15/43[6]	1,637,996	1,549,307
2018-1, 5.32% due 05/15/43[6]	1,126,638	1,021,073
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[6]	2,530,553	2,433,177
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[6]	2,398,332	2,288,105

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.7% (continued)
Transport - Aircraft- 3.5% (continued)
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[6]	1,191,328	$1,090,104
2018-1, 4.13% due 06/15/43[6]	744,856	694,630
Start II Ltd.
2019-1, 4.09% due 03/15/44[6]	1,833,327	1,769,160
WAVE LLC
2019-1, 3.60% due 09/15/44[6]	1,783,908	1,650,115
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[6]	1,228,976	1,177,356
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[6]	1,474,579	1,165,283
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[6]	643,548	603,061
2017-1, 6.30% due 02/15/42[6]	264,830	254,238
MAPS Ltd.
2019-1A, 4.46% due 03/15/44[6]	389,410	357,101
Castlelake Aircraft Securitization Trust
2014-1, due 12/31/30†††	3,054,105	128
Total Transport-Aircraft		63,208,899
Financial - 2.6%
Lightning A
5.50% due 03/01/37†††	15,719,869	14,650,969
Thunderbird A
5.50% due 03/01/37†††	15,609,020	14,547,657
Ceamer Finance LLC
6.92% due 11/15/37†††	3,574,016	3,574,156
3.69% due 03/24/31†††	2,923,300	2,770,242
LVNV Funding LLC
6.84% due 06/12/29†††	3,850,000	3,961,865
KKR Core Holding Company LLC
4.00% due 08/12/31†††	2,552,373	2,358,814
Lightning B
7.50% due 03/01/37†††	2,002,059	1,868,694
Thunderbird B
7.50% due 03/01/37†††	1,987,941	1,855,517
Nassau LLC
2019-1, 3.98% due 08/15/34[2]	926,600	838,868
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	670,596	657,092
Total Financial		47,083,874
Infrastructure - 2.2%
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[6]	11,000,000	11,234,066
2021-1, 4.46% due 11/20/51[6]	5,250,000	4,849,746
2024-1A, 9.19% due 06/20/54[6]	2,000,000	2,077,530
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[6]	8,000,000	7,444,554
2024-1A, 8.87% due 05/15/54[6]	5,600,000	5,803,535
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[6]	4,450,000	4,438,823
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[6]	1,850,000	1,682,395
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[6]	1,500,000	1,391,854
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[6]	1,000,000	1,007,562
Total Infrastructure		39,930,065
Net Lease - 0.7%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[6]	7,110,000	6,322,854
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[6]	3,686,125	3,558,658
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[6]	3,311,615	3,433,341
Total Net Lease		13,314,853
Insurance - 0.7%
Obra Longevity
8.48% due 06/30/39†††	10,440,000	10,570,314
due 06/30/39	6,960,000	–
CHEST
7.13% due 03/15/43†††	1,425,000	1,484,387
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[2]	276,918	250,736
Total Insurance		12,305,437
Whole Business - 0.7%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[6]	8,217,000	8,056,751
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[6]	1,952,625	1,890,797
Sonic Capital LLC
2020-1A, 3.85% due 01/20/50[6]	1,200,000	1,158,468
2020-1A, 4.34% due 01/20/50[6]	768,000	726,949
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[6]	98,500	91,837
Total Whole Business		11,924,802
Single Family Residence - 0.6%
FirstKey Homes Trust
2022-SFR3, 4.50% due 07/17/38[6]	3,200,000	3,140,944

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 19.7% (continued)
Single Family Residence- 0.6% (continued)
2020-SFR2, 4.00% due 10/19/37[6]	3,050,000	$2,949,862
2020-SFR2, 4.50% due 10/19/37[6]	3,000,000	2,906,601
2020-SFR2, 3.37% due 10/19/37[6]	1,900,000	1,829,417
Total Single Family Residence		10,826,824
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[6]	1,000,000	865,198
Total Asset-Backed Securities
(Cost $358,240,716)		353,145,154
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.9%
Government Agency - 2.2%
Fannie Mae
4.00% due 06/01/52[1]	6,490,321	6,211,477
4.00% due 07/01/52[1]	6,149,137	5,909,335
5.00% due 08/01/53[1]	5,680,212	5,644,406
5.00% due 09/01/52[1]	2,059,919	2,049,431
5.00% due 06/01/53[1]	1,919,556	1,906,553
4.00% due 05/01/52[1]	1,597,365	1,523,870
Freddie Mac
5.00% due 09/01/52[1]	5,478,406	5,450,509
4.00% due 05/01/52[1]	5,070,523	4,840,380
4.00% due 06/01/52[1]	4,438,881	4,249,197
4.00% due 08/01/52[1]	1,634,876	1,580,676
Total Government Agency		39,365,834
Residential Mortgage-Backed Securities - 2.1%
Top Pressure Recovery Turbines
7.51% due 11/01/69	6,290,536	6,340,860
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 08/01/32◊,6	3,800,000	3,791,188
LSTAR Securities Investment Ltd.
2024-1, 8.45% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,6	3,472,730	3,452,325
Carrington Mortgage Loan Trust Series
2006-NC5, 5.54% (1 Month Term SOFR + 0.26%, Rate Cap/Floor: 14.50%/0.15%) due 01/25/37◊	3,632,557	3,203,756
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,6	3,400,000	3,058,536
OBX Trust
2024-NQM6, 6.92% (WAC) due 02/25/64◊,6	1,750,000	1,801,598
2022-NQM8, 6.10% due 09/25/62[6,12]	1,000,790	1,002,848
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 5.56% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	1,512,907	1,104,245
2007-HE4, 5.64% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	884,218	524,051
2007-HE2, 5.58% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 04/25/37◊	1,316,989	493,622
PRPM LLC
2024-4, 6.41% due 08/25/29[6,12]	2,000,000	2,004,951
New Residential Mortgage Loan Trust
2022-NQM5, 6.50% due 11/25/52[6,12]	1,925,940	1,926,907
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[6,12]	1,897,524	1,890,677
Lehman XS Trust Series
2006-18N, 5.75% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 12/25/36◊	1,770,900	1,675,474
BRAVO Residential Funding Trust
2022-NQM3, 5.50% (WAC) due 07/25/62◊,6	1,470,734	1,464,808
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,6	1,186,111	1,225,828
PRKCM Trust
2022-AFC2, 6.14% (WAC) due 08/25/57◊,6	1,103,222	1,101,583
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[6,12]	960,659	965,568
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.52% (1 Month Term SOFR + 0.24%, Rate Floor: 0.13%) due 12/25/36◊	1,351,917	837,267
Total Residential Mortgage-Backed Securities		37,866,092
Commercial Mortgage-Backed Securities - 1.1%
BX Trust
2024-VLT4, 7.78% (1 Month Term SOFR + 2.44%, Rate Floor: 2.44%) due 07/15/29◊,6	5,200,000	5,165,875
2023-DELC, 8.68% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,6	2,750,000	2,753,435

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.9% (continued)
Commercial Mortgage-Backed Securities - 1.1% (continued)
BX Commercial Mortgage Trust
2021-VOLT, 7.45% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,6	3,743,000	$3,678,881
2024-AIRC, 7.89% (1 Month Term SOFR + 2.59%, Rate Floor: 2.59%) due 08/15/39◊,6	1,600,000	1,597,500
BXHPP Trust
2021-FILM, 6.55% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,6	5,350,000	5,039,969
GS Mortgage Securities Corporation Trust
2020-DUNE, 8.11% (1 Month Term SOFR + 2.76%, Rate Floor: 2.65%) due 12/15/36◊,6	2,000,000	1,960,125
Total Commercial Mortgage-Backed Securities		20,195,785
Military Housing - 0.5%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 6.01% (WAC) due 11/25/52◊,2	3,320,636	3,050,398
2015-R1, 0.70% (WAC) due 11/25/55◊,6,13	39,286,003	2,458,220
2015-R1, 0.70% (WAC) due 11/25/52◊,6,13	31,058,525	1,725,074
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52†††,6	1,497,507	1,339,176
2007-AET2, 6.06% due 10/10/52†††,6	450,799	443,995
Total Military Housing		9,016,863
Total Collateralized Mortgage Obligations
(Cost $108,474,812)		106,444,574
U.S. GOVERNMENT SECURITIES†† - 3.5%
U.S. Treasury Bills
4.91% due 09/05/24[1,14]	13,000,000	12,996,230
5.02% due 09/17/24[1,14]	13,000,000	12,973,521
5.06% due 10/03/24[1,14]	13,000,000	12,944,263
5.16% due 10/03/24[1,14]	7,000,000	6,969,987
U.S. Treasury Bonds
due 08/15/51[1,15,16]	32,650,000	10,388,564
due 05/15/44[1,15,16]	5,030,000	2,138,483
due 11/15/44[15,16]	5,030,000	2,089,963
due 02/15/46[15,16]	5,060,000	1,992,254
Total U.S. Government Securities
(Cost $67,220,157)		62,493,265
CONVERTIBLE BONDS†† - 0.2%
Consumer, Non-cyclical - 0.1%
Block, Inc.
due 05/01/26[15]	2,840,000	2,580,146
Communications - 0.1%
Cable One, Inc.
due 03/15/26[15]	1,250,000	1,131,250

Total Convertible Bonds
(Cost $3,768,217)		3,711,396
FOREIGN GOVERNMENT DEBT†† - 0.2%
Panama Government International Bond
4.50% due 01/19/63	4,150,000	2,821,053
Total Foreign Government Debt
(Cost $4,124,674)		2,821,053
MUNICIPAL BONDS†† - 0.0%
Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	385,055

Total Municipal Bonds
(Cost $400,000)		385,055
SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
13.17% due 09/30/26	EUR 170,686	166,988
9.36% due 09/30/26	EUR 113,552	111,092
13.30% due 09/30/26	EUR 86,992	85,107
Total Industrial		363,187
Total Senior Fixed Rate Interests
(Cost $382,231)		363,187

	Contracts

LISTED OPTIONS PURCHASED† - 0.1%
Put Options on:
Equity Options
SPDR S&P Regional Banking ETF Expiring December 2024 with strike price of $42.00 (Notional Value $15,770,241)	2,727	668,115
SPDR S&P Regional Banking ETF Expiring January 2025 with strike price of $43.00 (Notional Value $13,063,797)	2,259	158,130
Total Listed Options Purchased
(Cost $1,527,699)		826,245

OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Equity Options
Goldman Sachs International Gaotu Techedu Inc Expiring January 2025 with strike price of $110.00 (Notional Value $25,544,711)	203,252	542,398
Goldman Sachs International SPDR S&P Regional Banking ETF Expiring December 2024 with strike price of $42.00 (Notional Value $5,227,832)	904	221,480
Total OTC Options Purchased
(Cost $1,190,202)		763,878

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Contracts	Value
OTC INTEREST RATE SWAPTIONS PURCHASED†† - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.59% (Notional Value $66,152,387)	EUR 59,763,652	$362,537
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.57% (Notional Value $66,020,220)	EUR 59,644,250	355,684
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.06% (Notional Value $14,541,899)	EUR 13,137,500	59,286
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.03% (Notional Value $14,571,010)	EUR 13,163,800	51,284
Total Interest Rate Swaptions		828,791
Total OTC Interest Rate Swaptions Purchased
(Cost $530,652)		828,791
Total Investments - 122.8%
(Cost $2,292,978,349)		$ 2,205,500,561
LISTED OPTIONS WRITTEN† - (0.1)%
Call Options on:
Equity Options
SPDR S&P 500 ETF Trust Expiring September 2024 with strike price of $554.00 (Notional Value $1,183,728)	21	(28,465)
S&P 500 Index Expiring September 2024 with strike price of $5,570.00 (Notional Value $2,259,360)	4	(48,580)
NASDAQ-100 Index Expiring September 2024 with strike price of $19,275.00 (Notional Value $1,957,464)	1	(51,835)
Russell 2000 Index Expiring September 2024 with strike price of $2,180.00 (Notional Value $2,439,396)	11	(73,535)
S&P 500 Index Expiring September 2024 with strike price of $5,620.00 (Notional Value $12,426,480)	22	(90,860)
S&P 500 Index Expiring September 2024 with strike price of $5,600.00 (Notional Value $12,426,480)	22	(114,510)
S&P 500 Index Expiring September 2024 with strike price of $5,540.00 (Notional Value $12,426,480)	22	(117,590)
S&P 500 Index Expiring September 2024 with strike price of $5,590.00 (Notional Value $12,426,480)	22	(125,620)
S&P 500 Index Expiring September 2024 with strike price of $5,620.00 (Notional Value $12,426,480)	22	(128,480)
S&P 500 Index Expiring September 2024 with strike price of $5,615.00 (Notional Value $12,426,480)	22	(129,360)
S&P 500 Index Expiring September 2024 with strike price of $5,625.00 (Notional Value $12,426,480)	22	(132,660)
S&P 500 Index Expiring September 2024 with strike price of $5,615.00 (Notional Value $12,426,480)	22	(162,140)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Contracts	Value
LISTED OPTIONS WRITTEN† - (0.1)% (continued)
S&P 500 Index Expiring September 2024 with strike price of $5,575.00 (Notional Value $12,426,480)	22	$(188,650)
S&P 500 Index Expiring September 2024 with strike price of $5,590.00 (Notional Value $12,426,480)	22	(192,280)
S&P 500 Index Expiring September 2024 with strike price of $5,560.00 (Notional Value $12,426,480)	22	(195,140)
S&P 500 Index Expiring September 2024 with strike price of $5,590.00 (Notional Value $12,426,480)	22	(199,650)

Total Listed Options Written
(Premiums received $1,813,011)		(1,979,355)
	Notional Value

OTC INTEREST RATE SWAPTIONS WRITTEN†† - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.03% (Notional Value $66,152,387)	EUR 59,763,652	(94,152)
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.04% (Notional Value $66,020,220)	EUR 59,644,250	(100,180)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.53% (Notional Value $14,571,010)	EUR 13,163,800	(248,823)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.56% (Notional Value $14,541,899)	EUR 13,137,500	(272,698)
Total Interest Rate Swaptions		(715,853)
Total OTC Interest Rate Swaptions Written
(Premiums received $530,991)		(715,853)
Other Assets & Liabilities, net - (22.8)%		(406,991,653)
Total Net Assets - 100.0%		$ 1,795,813,700

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	660	Sep 2024	$186,722,250	$5,118,069

Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	73	Dec 2024	18,504,040	802,562

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums (Received)	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.41.V1	1.00%	Quarterly	06/20/29	EUR 16,150,000	$(381,120)	$(358,903)	$(22,217)
BofA Securities, Inc.	ICE	CDX.NA.IG.42.V1	1.00%	Quarterly	06/20/29	$45,164,012	(1,001,402)	(900,005)	(101,397)
							$(1,382,522)	$(1,258,908)	$(123,614)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$143,900,000	$(3,059,592)	$544	$(3,060,136)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	5.97% (Federal Funds Rate + 0.64%)	At Maturity	06/02/25	66,900	$37,710,192	$4,212,104
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	6.09% (Federal Funds Rate + 0.76%)	At Maturity	09/02/25	33,100	18,657,808	1,134,999
							$56,368,000	$5,347,103
OTC Interest Rate Swap Agreements††
Goldman Sachs International	Goldman Sachs Swaption Forward Volatility Index	Pay	6.33% (Federal Funds Rate + 1.00%)	At Maturity	04/11/25	10,000,000	15,643,000	986,270

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	EUR	Sell	4,190,000	4,680,606 USD	09/17/24	$45,949
Morgan Stanley Capital Services LLC	CAD	Buy	63,000	46,399 USD	09/17/24	380
Barclays Bank plc	GBP	Buy	650,000	862,011 USD	09/17/24	(8,293)
UBS AG	EUR	Sell	4,205,000	4,631,227 USD	09/17/24	(20,021)
Morgan Stanley Capital Services LLC	CAD	Sell	3,228,000	2,355,932 USD	09/17/24	(40,941)
Barclays Bank plc	EUR	Buy	4,138,000	4,619,328 USD	09/17/24	(42,190)
Bank of America, N.A.	GBP	Sell	19,920,000	25,642,916 USD	09/17/24	(520,257)
Barclays Bank plc	EUR	Sell	129,490,000	142,606,107 USD	09/17/24	(625,799)
						$(1,211,172)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.59%	01/21/25	2.59%	$66,152,387	$362,537
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.57%	01/24/25	2.57%	66,020,220	355,684
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.06%	01/24/25	2.06%	14,541,899	59,286
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.03%	01/21/25	2.03%	14,571,010	51,284
								$828,791

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

OTC Interest Rate Swaptions Written
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.03%	01/21/25	2.03%	$66,152,387	$(94,152)
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.04%	01/24/25	2.04%	66,020,220	(100,180)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.53%	01/21/25	2.53%	14,571,010	(248,823)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.56%	01/24/25	2.56%	14,541,899	(272,698)
								$(715,853)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at August 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	All or a portion of these securities have been physically segregated in connection with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of August 31, 2024, the total value of segregated securities was $558,329,060.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $6,722,039 (cost $9,533,970), or 0.4% of total net assets — See Note 6.
3	Special Purpose Acquisition Company (SPAC).
4	Affiliated issuer.
5	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $918,075,086 (cost $963,603,216), or 51.1% of total net assets.
7	Rate indicated is the 7-day yield as of August 31, 2024.
8	Variable rate security. Rate indicated is the rate effective at August 31, 2024. The rate is linked to the volatility-adjusted performance of the series 1 securities due 2069 of the underlying company, Alphas Managed Accounts Platform LXXIX Limited.
9	Perpetual maturity.
10	Payment-in-kind security.
11	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
12	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at August 31, 2024. See table below for additional step information for each security.
13	Security is an interest-only strip.
14	Rate indicated is the effective yield at the time of purchase.
15	Zero coupon rate security.
16	Security is a principal-only strip.
17	Security is in default of interest and/or principal obligations.

BofA — Bank of America
CAD — Canadian Dollar
CDX.NA.IG.42.V1 — Credit Default Swap North American Investment Grade Series 42 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.41.V1 — iTraxx Europe Series 41 Index Version 1
plc — Public Limited Company
PPV — Public-Private Venture
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 10,207,827	$ 529,003	$ 997,035	$ 11,733,865
Preferred Stocks	—	92,384,128	11,189,798	103,573,926
Warrants	271	—	44	315
Exchange-Traded Funds	4,943,757	—	—	4,943,757
Closed-End Mutual Funds	21,563,732	—	—	21,563,732
Money Market Funds	46,464,991	—	—	46,464,991
Corporate Bonds	—	727,468,900	62,144,104	789,613,004
Senior Floating Rate Interests	—	556,419,458	139,404,915	695,824,373
Asset-Backed Securities	—	288,345,319	64,799,835	353,145,154
Collateralized Mortgage Obligations	—	104,661,403	1,783,171	106,444,574
U.S. Government Securities	—	62,493,265	—	62,493,265
Convertible Bonds	—	3,711,396	—	3,711,396
Foreign Government Debt	—	2,821,053	—	2,821,053
Municipal Bonds	—	385,055	—	385,055
Senior Fixed Rate Interests	—	363,187	—	363,187
Options Purchased	826,245	763,878	—	1,590,123
Interest Rate Swaptions Purchased	—	828,791	—	828,791
Equity Futures Contracts**	5,118,069	—	—	5,118,069
Commodity Futures Contracts**	802,562	—	—	802,562
Forward Foreign Currency Exchange Contracts**	—	46,329	—	46,329
Equity Index Swap Agreements**	—	5,347,103	—	5,347,103
Interest Rate Swap Agreements**	—	986,270	—	986,270
Total Assets	$ 89,927,454	$ 1,847,554,538	$ 280,318,902	$ 2,217,800,894

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ 1,979,355	$ —	$ —	$ 1,979,355
Interest Rate Swaptions Written	—	715,853	—	715,853
Credit Default Swap Agreements**	—	123,614	—	123,614
Interest Rate Swap Agreements**	—	3,060,136	—	3,060,136
Forward Foreign Currency Exchange Contracts**	—	1,257,501	—	1,257,501
Unfunded Loan Commitments (Note 5)	—	—	376,081	376,081
Total Liabilities	$ 1,979,355	$ 5,157,104	$ 376,081	$ 7,512,540

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investments by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $393,095,461 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at August 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 47,885,123	Yield Analysis	Yield	5.2%-13.0%	7.0%
Asset-Backed Securities	16,914,712	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	1,783,171	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	631,883	Enterprise Value	Valuation Multiple	2.2x-10.1x	3.0x
Common Stocks	341,710	Model Price	Purchase Price	—	—
Common Stocks	23,442	Model Price	Liquidation Value	—	—
Corporate Bonds	22,545,875	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	20,343,833	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	12,213,340	Third Party Pricing	Trade Price	—	—
Corporate Bonds	7,041,054	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	2	Model Price	Purchase Price	—	—
Preferred Stocks	10,172,000	Yield Analysis	Yield	6.1%	—
Preferred Stocks	1,017,048	Model Price	Purchase Price	—	—
Preferred Stocks	750	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	45,462,825	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	42,110,752	Yield Analysis	Yield	9.8%-14.2%	11.0%
Senior Floating Rate Interests	35,786,540	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	14,760,799	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	1,001,438	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	282,561	Third Party Pricing	Trade Price	—	—
Warrants	44	Model Price	Liquidation Value	—	—
Total Assets	$ 280,318,902
Liabilities:
Unfunded Loan Commitments	$ 376,081	Model Price	Purchase Price	—	—

* Inputs are weighted by the fair value of the instruments.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended August 31, 2024, the Fund had securities with a total value of $36,853,964 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $9,335,797 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2024:

	Assets									Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$45,517,169	$1,716,438	$39,085,000	$118,735,150	$44	$1,211,166	$10,908,493	$334,549	$217,508,009	$(300,392)
Purchases/(Receipts)	18,538,889	-	14,935,890	17,097,216	-	6,866	-	35,138	50,613,999	(349,622)
(Sales, maturities and paydowns)/Fundings	(232,185)	(6,858)	(95,000)	(13,086,218)	-	(244,803)	-	-	(13,665,064)	35,894
Amortization of premiums/discounts	2,396	96	7,917	169,635	-	-	-	-	180,044	(39,006)
Corporate actions	-	-	-	(3,774,837)	-	-	-	-	(3,774,837)	-
Total realized gains (losses) included in earnings	-	-	(15,259)	84,716	-	129,339	-	-	198,796	36,141
Total change in unrealized appreciation (depreciation) included in earnings	973,566	73,495	1,189,652	(666,197)	-	(105,533)	281,305	(6,500)	1,739,788	240,904
Transfers into Level 3	-	-	7,041,054	29,812,910	-	-	-	-	36,853,964	-
Transfers out of Level 3	-	-	(5,150)	(8,967,460)	-	-	-	(363,187)	(9,335,797)	-
Ending Balance	$64,799,835	$1,783,171	$62,144,104	$139,404,915	$44	$997,035	$11,189,798	$-	$280,318,902	$(376,081)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at August 31, 2024	$973,566	$73,495	$1,189,652	$140,614	$-	$(36,446)	$281,305	$-	$2,622,186	$238,225

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SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd, which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	10/15/26	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
New Residential Mortgage Loan Trust 2022-NQM5, 6.50% due 11/25/52	7.50%	09/01/26	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended August 31, 2024, in which the company is an affiliated issuer, were as follows:
Security Name	Value 05/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 08/31/24	Shares 08/31/24	Investment Income
Common Stocks
BP Holdco LLC*	$146,719	$–	$–	$–	$–	$146,719	121,041	$–
Closed-End Mutual Funds
Guggenheim Active Allocation Fund	14,269,000	–	–	–	905,350	15,174,350	950,000	338,438
	$14,415,719	$–	$–	$–	$905,350	$15,321,069		$338,438

*	Non-income producing security.

Guggenheim Strategic Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2024

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is considered fundamental and may not be changed without shareholder approval. The Fund will provide shareholders with 60 days’ prior written notice of any change in its investment objective.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”). The U.S. Securities and Exchange Commission (the "SEC") adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund's securities and other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts ("ADR") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service provider.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business.

Typically, loans are valued using information provided by a pricing service provider which uses broker quotes, among other inputs. If the pricing service provider cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps ("swaptions") are valued using a price provided by a pricing service provider.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by the Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund are generally valued using an evaluated price provided by a pricing service provider.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative instruments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock.

Guggenheim Strategic Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in

Guggenheim Strategic Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Guggenheim Strategic Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

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Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Fund’s investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions more-likely-than-not of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At August 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 2,290,746,259	$ 48,245,981	$ (128,327,805)	$ (80,081,824)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2024. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of August 31, 2024, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Accuride Corp.	08/31/24		839,219	$39,963
Alteryx, Inc.	02/08/31		1,498,611	–
Avalara, Inc.	10/19/28		700,000	6,912
Care BidCo	05/04/28	EUR	1,000,000	54,093
Checkers Holdings, Inc.	06/16/27		139,346	–
Datix Bidco Ltd.	04/25/31		1,180,000	9,102
Epicor Software	05/30/31		196,365	–
Finastra USA, Inc.	09/13/29		330,000	–
Higginbotham Insurance Agency, Inc.	11/24/28		495,158	3,980
Integrated Power Services Holdings, Inc.	11/22/28		1,212,774	–
Lightning A	03/01/37		5,480,131	–
Lightning B	03/01/37		697,941	–
MB2 Dental Solutions, LLC	02/13/31		3,368,036	27,605
Normec 1 B.V.	04/11/31	EUR	281,842	–
Orion Group	03/19/27		1,149,783	21,026
Polaris Newco LLC	06/04/26		1,139,200	50,144
PT Intermediate Holdings III LLC	04/03/30		73,143	170
RLDatix	10/25/30		997,500	7,694
Schur Flexibles GmbH	09/30/26	EUR	28,407	3,611
Shaw Development LLC	10/30/29		531,915	9,158
SHO Holding I Corp.	06/30/29		327,159	89,022
Thunderbird A	03/01/37		5,590,980	–
Thunderbird B	03/01/37		712,059	–
TK Elevator Midco GmbH	01/29/27	EUR	1,177,549	53,601
				$376,081

*The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR - Euro

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49	05/05/15	$2,642,763	$2,568,172
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46	08/09/19	271,089	250,736
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*
	04/23/24	19,970	335
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*
	04/23/24	11,343	190
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 6.01% (WAC) due 11/25/52[1]	09/10/19	3,320,636	3,050,398
Mirabela Nickel Ltd.
due 06/24/19[2]	12/31/13	2,341,590	13,340
Nassau LLC
2019-1, 3.98% due 08/15/34	08/16/19	926,579	838,868
		$9,533,970	$6,722,039

1	Variable rate security. Rate indicated is the rate effective at August 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
2	Security is in default of interest and/or principal obligations.
*	Non-income producing security.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, issuers, or particular industries or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

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OTHER INFORMATION (Unaudited)	August 31, 2024

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.